Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.6%)
U.S. Government Securities (8.6%)
	United States Treasury Note/Bond	1.250%	9/30/28	110,000	94,755
	United States Treasury Note/Bond	4.625%	9/30/28	75,000	74,578
	United States Treasury Note/Bond	4.875%	10/31/28	75,000	75,352
	United States Treasury Note/Bond	2.375%	3/31/29	75,000	67,289
	United States Treasury Note/Bond	2.625%	7/31/29	40,000	36,125
[1]	United States Treasury Note/Bond	3.500%	1/31/30	150,492	141,298
	United States Treasury Note/Bond	3.625%	3/31/30	75,000	70,805
[1]	United States Treasury Note/Bond	3.500%	4/30/30	265,635	248,908
	United States Treasury Note/Bond	3.750%	5/31/30	220,771	209,525
[1,2]	United States Treasury Note/Bond	3.750%	6/30/30	231,530	219,592
	United States Treasury Note/Bond	4.000%	7/31/30	230,490	221,559
	United States Treasury Note/Bond	4.125%	8/31/30	180,000	174,206
	United States Treasury Note/Bond	4.625%	9/30/30	115,000	114,443
[1]	United States Treasury Note/Bond	4.875%	10/31/30	250,000	252,187
[1]	United States Treasury Note/Bond	4.375%	11/30/30	112,000	109,865
	United States Treasury Note/Bond	1.625%	5/15/31	165,124	135,118
[2,3]	United States Treasury Note/Bond	1.250%	8/15/31	150,000	118,453
	United States Treasury Note/Bond	1.375%	11/15/31	50,000	39,547
	United States Treasury Note/Bond	1.875%	2/15/32	100,000	81,734
	United States Treasury Note/Bond	3.500%	2/15/33	150,000	137,203
	United States Treasury Note/Bond	3.875%	8/15/33	150,000	140,859
Total U.S. Government and Agency Obligations (Cost $2,901,660)					2,763,401
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
[4,5]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.487%	9/15/48	360	313
[4]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	4,000	3,516
[4,5]	BANK Class A4 Series 2022-BNK40	3.507%	3/15/64	16,194	14,049
[4]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	18,680	17,144
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,448
[4,5]	BBCMS Mortagage Trust Class A5 Series 2022-C16	4.600%	6/15/55	9,480	8,858
[4]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	2,285	1,952
[4]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	7,114	5,805
[4]	BBCMS Mortgage Trust Class A5 Series 2022-C17	4.441%	9/15/55	4,250	3,923
[4,5]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	2,600	2,825
[4]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	7,170	7,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	4,250	3,507
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	1,200	1,125
[4]	Benchmark Mortgage Trust Class A4 Series 2023-B38	5.525%	4/15/56	2,600	2,568
[4]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	4,000	3,391
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	3,660	3,126
[4,5]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	20,280	18,603
[4]	BMO Mortgage Trust Class A5 Series 2023-C7	6.160%	12/15/56	21,840	22,521
[4,5]	BMO Mortgage Trust Class A5 Series 2024-C8	5.598%	3/15/57	33,100	32,882
[4]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	4,000	3,403
[4,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	1,340	1,204
[4,5]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	820	749
[4,5]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	1,000	692
[4,5]	CD Mortgage Trust Class C Series 2018-CD7	5.004%	8/15/51	1,350	1,188
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	926	883
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2019-C7	2.860%	12/15/72	4,000	3,466
[4,5]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	376
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	1,000	895
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.727%	9/10/58	900	752
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.398%	9/15/50	1,000	875
[4,6]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	651	604
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	5,250	4,321
[4,5]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.494%	8/15/48	960	810
[4,5]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	1,065	980
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	3,170	2,728
[4,5]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.648%	9/10/47	4,615	3,894
[4,5]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.791%	10/10/48	910	675
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.769%	11/15/43	246	230
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	139
[4,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.117%	7/15/46	1,830	1,504
[4,6]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	1,870	1,630
[4,5]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	1,900	1,521
[4,6]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	3,290	2,928
[4,5]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	16,150	16,663
[4,6]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	5,780	3,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,500	2,332
[4,6]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	211	199
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	1,115	1,038
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	1,090	1,032
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	2,390	2,091
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	700	698
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	1,300	1,210
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	994
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	1,380	1,218
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	4,070	3,683
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	700	676
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	2,410	2,097
[4,5]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	734
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $251,747)					229,310
Corporate Bonds (86.7%)
Communications (6.3%)
[6]	Altice Financing SA	5.750%	8/15/29	593	449
[6]	AMC Networks Inc.	10.250%	1/15/29	243	243
	AT&T Inc.	4.300%	2/15/30	68,644	64,547
	AT&T Inc.	2.750%	6/1/31	47,000	39,329
	AT&T Inc.	2.250%	2/1/32	69,781	55,089
	AT&T Inc.	2.550%	12/1/33	29,970	23,139
	AT&T Inc.	5.400%	2/15/34	13,344	13,052
[7]	AT&T Inc.	4.300%	11/18/34	4,400	4,820
[7]	Booking Holdings Inc.	3.500%	3/1/29	13,100	13,892
	Booking Holdings Inc.	4.625%	4/13/30	35,630	34,350
[6]	British Telecommunications plc	3.250%	11/8/29	30,000	26,625
	British Telecommunications plc	9.625%	12/15/30	6,194	7,405
[6]	Cable One Inc.	4.000%	11/15/30	503	385
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	2,270	2,079
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	7,145	5,942
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	225	177
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	14,025	11,152
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	34,341	25,635
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	29,971	29,541
[8]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	7,295	6,464
	Comcast Corp.	2.650%	2/1/30	15,290	13,258
	Comcast Corp.	3.400%	4/1/30	65,765	59,185
	Comcast Corp.	4.250%	10/15/30	6,753	6,340
	Comcast Corp.	1.950%	1/15/31	32,500	26,243
	Comcast Corp.	1.500%	2/15/31	12,000	9,407
	Comcast Corp.	5.500%	11/15/32	20,760	20,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	CSC Holdings LLC	11.750%	1/31/29	1,000	893
[6]	CSC Holdings LLC	5.750%	1/15/30	930	407
[6]	CSC Holdings LLC	4.625%	12/1/30	987	428
[6]	CSC Holdings LLC	3.375%	2/15/31	1,465	907
	Deutsche Telekom International Finance BV	8.750%	6/15/30	59,722	68,822
	Deutsche Telekom International Finance BV	9.250%	6/1/32	5,000	6,131
[6]	Directv Financing LLC	8.875%	2/1/30	120	117
[6]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	3,569	3,325
	Discovery Communications LLC	4.125%	5/15/29	35,025	32,040
	Discovery Communications LLC	3.625%	5/15/30	25,186	21,903
[6]	DISH Network Corp.	11.750%	11/15/27	2,353	2,373
	Electronic Arts Inc.	1.850%	2/15/31	34,437	27,502
	Expedia Group Inc.	3.250%	2/15/30	5,020	4,429
	Expedia Group Inc.	2.950%	3/15/31	7,278	6,205
	Fox Corp.	3.500%	4/8/30	14,000	12,499
	Fox Corp.	6.500%	10/13/33	52,611	53,984
[6]	Frontier Communications Holdings LLC	5.000%	5/1/28	2,180	2,005
[6]	Frontier Communications Holdings LLC	6.000%	1/15/30	958	800
[6]	Gray Television Inc.	7.000%	5/15/27	495	451
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	364	348
[7]	Koninklijke KPN NV	3.875%	2/16/36	3,300	3,448
[6]	Level 3 Financing Inc.	4.625%	9/15/27	316	185
[6]	Level 3 Financing Inc.	4.250%	7/1/28	545	212
[6]	Level 3 Financing Inc.	3.875%	11/15/29	540	198
[6]	Level 3 Financing Inc.	10.500%	5/15/30	350	350
	Meta Platforms Inc.	4.800%	5/15/30	13,217	12,965
	Meta Platforms Inc.	3.850%	8/15/32	50,635	46,000
	Meta Platforms Inc.	4.950%	5/15/33	12,500	12,255
	Netflix Inc.	6.375%	5/15/29	25,225	26,277
[6]	Netflix Inc.	5.375%	11/15/29	11,561	11,532
[6]	Netflix Inc.	4.875%	6/15/30	52,505	50,890
[6]	News Corp.	3.875%	5/15/29	4,843	4,350
[6]	Nexstar Media Inc.	4.750%	11/1/28	3,455	3,068
[6]	NTT Finance Corp.	2.065%	4/3/31	4,955	3,994
	Omnicom Group Inc.	4.200%	6/1/30	2,000	1,863
	Omnicom Group Inc.	2.600%	8/1/31	29,000	23,905
	Orange SA	9.000%	3/1/31	11,803	13,949
	Orange SA	5.375%	1/13/42	2,500	2,354
[6]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	615	631
	Paramount Global	4.950%	1/15/31	42,267	37,190
	Paramount Global	4.200%	5/19/32	27,322	22,336
	Rogers Communications Inc.	3.800%	3/15/32	84,778	73,972
	Rogers Communications Inc.	5.300%	2/15/34	57,620	55,236
[6]	Scripps Escrow II Inc.	5.375%	1/15/31	523	309
[6]	Scripps Escrow Inc.	5.875%	7/15/27	2,088	1,649
[6]	Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,709
	Sprint Capital Corp.	8.750%	3/15/32	89,820	106,056
[6]	Sunrise FinCo I BV	4.875%	7/15/31	1,620	1,417
[7]	T Mobile USA Inc.	3.700%	5/8/32	3,800	4,051
[7]	TDC Net A/S	6.500%	6/1/31	300	339
	T-Mobile USA Inc.	3.875%	4/15/30	134,735	123,299
	T-Mobile USA Inc.	2.550%	2/15/31	17,145	14,229
	T-Mobile USA Inc.	2.875%	2/15/31	31,920	27,081
	T-Mobile USA Inc.	3.500%	4/15/31	55,000	48,369
	T-Mobile USA Inc.	2.250%	11/15/31	26,520	21,110
	T-Mobile USA Inc.	5.200%	1/15/33	15,000	14,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	5.050%	7/15/33	27,160	26,031
	T-Mobile USA Inc.	5.150%	4/15/34	24,830	23,903
[6]	Univision Communications Inc.	8.000%	8/15/28	1,120	1,121
[6]	Univision Communications Inc.	4.500%	5/1/29	110	95
[6]	Univision Communications Inc.	7.375%	6/30/30	1,841	1,764
	Verizon Communications Inc.	3.875%	2/8/29	1,000	936
	Verizon Communications Inc.	4.016%	12/3/29	52,000	48,450
	Verizon Communications Inc.	3.150%	3/22/30	30,626	27,020
	Verizon Communications Inc.	1.500%	9/18/30	10,107	8,042
	Verizon Communications Inc.	1.680%	10/30/30	19,550	15,515
	Verizon Communications Inc.	1.750%	1/20/31	45,139	35,663
	Verizon Communications Inc.	2.550%	3/21/31	105,107	87,241
	Verizon Communications Inc.	2.355%	3/15/32	86,142	68,680
	Verizon Communications Inc.	4.500%	8/10/33	10,000	9,233
[6]	Videotron Ltd.	3.625%	6/15/29	2,618	2,327
[6]	Virgin Media Finance plc	5.000%	7/15/30	1,125	921
[6]	VZ Secured Financing BV	5.000%	1/15/32	2,228	1,880
	Walt Disney Co.	2.000%	9/1/29	20,664	17,608
	Walt Disney Co.	2.650%	1/13/31	24,000	20,533
	Warnermedia Holdings Inc.	4.279%	3/15/32	131,245	113,137
[6]	WMG Acquisition Corp.	3.750%	12/1/29	7,825	6,881
					2,033,494
Consumer Discretionary (4.2%)
[6]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	3,469	3,232
[7]	ALD SA	4.000%	1/24/31	5,700	6,084
[6]	Amer Sports Co.	6.750%	2/16/31	350	344
	American Axle & Manufacturing Inc.	5.000%	10/1/29	1,130	1,018
[6]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	350	322
[6]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,110	973
	American Honda Finance Corp.	4.600%	4/17/30	49,420	47,530
	American Honda Finance Corp.	4.900%	1/10/34	12,500	11,907
	Asbury Automotive Group Inc.	4.500%	3/1/28	4,277	4,013
	AutoZone Inc.	4.000%	4/15/30	14,868	13,758
	AutoZone Inc.	1.650%	1/15/31	24,357	19,125
	AutoZone Inc.	4.750%	8/1/32	15,000	14,147
[6]	Beacon Roofing Supply Inc.	4.125%	5/15/29	105	94
[6]	BMW US Capital LLC	2.550%	4/1/31	19,659	16,477
[6]	Boyne USA Inc.	4.750%	5/15/29	250	228
[6]	Builders FirstSource Inc.	6.375%	3/1/34	1,495	1,467
[6]	Caesars Entertainment Inc.	6.500%	2/15/32	395	389
[6]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	3,702	3,644
[6]	Carnival Corp.	5.750%	3/1/27	2,669	2,602
[6]	Carnival Corp.	4.000%	8/1/28	3,216	2,935
[6]	Carnival Corp.	6.000%	5/1/29	425	412
[6]	Carnival Corp.	10.500%	6/1/30	120	130
[6]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	1,005	1,090
[6]	Churchill Downs Inc.	5.500%	4/1/27	1,467	1,427
[6]	Churchill Downs Inc.	4.750%	1/15/28	6,159	5,816
[6]	Churchill Downs Inc.	5.750%	4/1/30	640	610
[6]	Clarios Global LP	6.750%	5/15/25	585	586
[6]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	2,428	2,431
	Dana Inc.	4.250%	9/1/30	1,380	1,196
	Dana Inc.	4.500%	2/15/32	613	519
	eBay Inc.	2.700%	3/11/30	11,017	9,531
	eBay Inc.	2.600%	5/10/31	15,000	12,542
	eBay Inc.	6.300%	11/22/32	5,790	6,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	ERAC USA Finance LLC	4.900%	5/1/33	20,000	18,989
[6]	ERAC USA Finance LLC	5.200%	10/30/34	25,740	24,813
[6]	Flutter Treasury Designated Activity Co.	6.375%	4/29/29	750	753
	Ford Motor Co.	9.625%	4/22/30	140	161
	Ford Motor Co.	3.250%	2/12/32	35,757	28,820
	Ford Motor Co.	6.100%	8/19/32	40,000	39,212
	Ford Motor Credit Co. LLC	5.113%	5/3/29	9,000	8,575
	Ford Motor Credit Co. LLC	7.200%	6/10/30	21,000	21,757
	Ford Motor Credit Co. LLC	4.000%	11/13/30	43,000	37,495
	Ford Motor Credit Co. LLC	6.050%	3/5/31	30,000	29,466
	Ford Motor Credit Co. LLC	3.625%	6/17/31	5,000	4,219
	Ford Motor Credit Co. LLC	7.122%	11/7/33	20,405	21,254
	General Motors Co.	5.400%	10/15/29	10,000	9,835
	General Motors Co.	5.950%	4/1/49	10,000	9,402
	General Motors Financial Co. Inc.	5.850%	4/6/30	49,310	49,160
	General Motors Financial Co. Inc.	3.600%	6/21/30	15,000	13,204
	General Motors Financial Co. Inc.	2.350%	1/8/31	31,000	24,907
	General Motors Financial Co. Inc.	5.750%	2/8/31	38,210	37,751
	General Motors Financial Co. Inc.	3.100%	1/12/32	38,856	32,014
	General Motors Financial Co. Inc.	6.400%	1/9/33	23,075	23,498
	General Motors Financial Co. Inc.	6.100%	1/7/34	57,000	56,629
	General Motors Financial Co. Inc.	5.950%	4/4/34	30,000	29,355
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	290	291
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	2,493	2,267
[6]	Hanesbrands Inc.	9.000%	2/15/31	538	535
[6]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	175	173
	Home Depot Inc.	1.375%	3/15/31	10,000	7,790
	Home Depot Inc.	1.875%	9/15/31	32,630	25,950
	Home Depot Inc.	3.250%	4/15/32	26,820	23,320
	Hyatt Hotels Corp.	5.750%	4/23/30	553	552
[7]	Kering SA	3.375%	2/27/33	5,000	5,166
[6]	Lithia Motors Inc.	4.625%	12/15/27	1,632	1,540
[6]	Lithia Motors Inc.	3.875%	6/1/29	7,084	6,274
[6]	Lithia Motors Inc.	4.375%	1/15/31	100	88
[6]	Live Nation Entertainment Inc.	5.625%	3/15/26	545	535
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	3,302	3,308
[6]	Live Nation Entertainment Inc.	3.750%	1/15/28	473	431
	Lowe's Cos. Inc.	1.700%	10/15/30	30,190	24,090
	Lowe's Cos. Inc.	2.625%	4/1/31	32,000	26,825
	Lowe's Cos. Inc.	3.750%	4/1/32	25,090	22,355
[7]	LVMH Moet Hennessy Louis Vuitton SE	3.500%	9/7/33	4,800	5,148
	Marriott International Inc.	4.900%	4/15/29	5,000	4,867
	Marriott International Inc.	4.625%	6/15/30	39,345	37,392
	Marriott International Inc.	2.850%	4/15/31	35,554	29,819
	Marriott International Inc.	3.500%	10/15/32	5,000	4,250
	Marriott International Inc.	5.300%	5/15/34	30,000	28,788
	McDonald's Corp.	3.600%	7/1/30	8,000	7,271
[7]	McDonald's Corp.	4.125%	11/28/35	4,600	4,970
[6]	Melco Resorts Finance Ltd.	7.625%	4/17/32	410	402
[6]	Mercedes-Benz Finance North America LLC	5.050%	8/3/33	12,000	11,625
[6]	Mercedes-Benz Finance North America LLC	5.000%	1/11/34	8,000	7,637
	MGM Resorts International	6.500%	4/15/32	750	728
[6]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	505	501
[6]	NCL Corp. Ltd.	5.875%	2/15/27	1,840	1,797
[6]	NCL Corp. Ltd.	8.125%	1/15/29	170	177
[6]	NCL Corp. Ltd.	7.750%	2/15/29	1,040	1,064
	Newell Brands Inc.	6.375%	9/15/27	1,972	1,935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newell Brands Inc.	6.625%	9/15/29	1,463	1,416
[6]	Ontario Gaming GTA LP/OTG Co-Issuer Inc.	8.000%	8/1/30	495	505
	O'Reilly Automotive Inc.	3.900%	6/1/29	18,000	16,810
	O'Reilly Automotive Inc.	1.750%	3/15/31	10,250	8,086
	O'Reilly Automotive Inc.	4.700%	6/15/32	8,000	7,553
[6]	Penn Entertainment Inc.	5.625%	1/15/27	580	553
[6]	Phinia Inc.	6.750%	4/15/29	210	211
[6]	Rakuten Group Inc.	9.750%	4/15/29	215	213
[6]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	1,898	1,999
[6]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	275	294
[6]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	312	321
	Sally Holdings LLC / Sally Capital Inc.	6.750%	3/1/32	150	145
	Service Corp. International	4.000%	5/15/31	100	86
[6,9]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc.	6.625%	5/1/32	750	747
	Starbucks Corp.	2.250%	3/12/30	13,250	11,194
	Starbucks Corp.	2.550%	11/15/30	34,866	29,458
	Starbucks Corp.	4.900%	2/15/31	25,000	24,316
	Starbucks Corp.	4.800%	2/15/33	25,000	23,977
[6]	Station Casinos LLC	6.625%	3/15/32	455	447
[6]	Studio City Co. Ltd.	7.000%	2/15/27	1,403	1,389
	Tapestry Inc.	7.700%	11/27/30	13,185	13,647
	Tapestry Inc.	7.850%	11/27/33	10,300	10,775
	TJX Cos. Inc.	3.875%	4/15/30	4,686	4,352
	Toll Brothers Finance Corp.	3.800%	11/1/29	6,411	5,842
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	22,615
	Toyota Motor Credit Corp.	5.550%	11/20/30	37,295	37,661
	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	3,972
	Toyota Motor Credit Corp.	5.100%	3/21/31	19,765	19,477
	Toyota Motor Credit Corp.	1.900%	9/12/31	7,000	5,554
	Toyota Motor Credit Corp.	2.400%	1/13/32	15,000	12,246
	Toyota Motor Credit Corp.	4.800%	1/5/34	17,205	16,349
[6,9]	Vail Resorts Inc.	6.500%	5/15/32	1,280	1,282
[6]	Volkswagen Group of America Finance LLC	6.450%	11/16/30	19,800	20,481
[6]	Volkswagen Group of America Finance LLC	5.900%	9/12/33	15,000	14,948
[6]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	2,185	2,007
					1,334,679
Consumer Staples (5.5%)
	Altria Group Inc.	3.400%	5/6/30	61,525	54,541
	Altria Group Inc.	2.450%	2/4/32	67,090	52,968
[7]	Anheuser-Busch InBev SA NV	2.750%	3/17/36	4,200	4,082
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	49,890	45,452
	Archer-Daniels-Midland Co.	2.900%	3/1/32	20,000	16,692
	Archer-Daniels-Midland Co.	4.500%	8/15/33	6,430	5,979
[6]	B&G Foods Inc.	8.000%	9/15/28	635	658
	BAT Capital Corp.	3.462%	9/6/29	40,690	36,393
	BAT Capital Corp.	4.906%	4/2/30	16,723	16,011
	BAT Capital Corp.	6.343%	8/2/30	30,000	30,795
	BAT Capital Corp.	5.834%	2/20/31	24,010	24,024
	BAT Capital Corp.	2.726%	3/25/31	70,729	58,437
	BAT Capital Corp.	4.742%	3/16/32	16,000	14,930
	BAT Capital Corp.	7.750%	10/19/32	18,000	19,982
	BAT Capital Corp.	6.421%	8/2/33	42,915	44,108
	BAT Capital Corp.	6.000%	2/20/34	20,000	19,880
	BAT Capital Corp.	4.758%	9/6/49	5,000	3,849
	BAT Capital Corp.	7.081%	8/2/53	10,000	10,476
[7]	BAT International Finance plc	2.250%	1/16/30	3,700	3,564
[7]	BAT Netherlands Finance BV	5.375%	2/16/31	2,500	2,809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	British American Tobacco plc	3.750%	Perpetual	3,200	3,113
	Brown-Forman Corp.	4.750%	4/15/33	8,620	8,257
	Campbell Soup Co.	2.375%	4/24/30	19,700	16,565
	Campbell Soup Co.	5.400%	3/21/34	24,270	23,639
[6]	Cargill Inc.	4.750%	4/24/33	7,145	6,772
	Colgate-Palmolive Co.	4.600%	3/1/33	7,049	6,810
	Constellation Brands Inc.	3.150%	8/1/29	20,705	18,477
	Constellation Brands Inc.	2.875%	5/1/30	14,970	12,916
	Constellation Brands Inc.	2.250%	8/1/31	24,709	19,773
	Constellation Brands Inc.	4.900%	5/1/33	7,115	6,713
	Costco Wholesale Corp.	1.600%	4/20/30	14,539	11,949
[6]	Coty Inc.	5.000%	4/15/26	87	85
[6]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	6.625%	7/15/30	345	345
	Diageo Capital plc	2.000%	4/29/30	11,765	9,802
	Diageo Capital plc	5.500%	1/24/33	11,755	11,838
	Dollar General Corp.	3.500%	4/3/30	29,752	26,668
	Dollar General Corp.	5.000%	11/1/32	10,000	9,571
[6]	Energizer Holdings Inc.	4.750%	6/15/28	3,802	3,465
	Estee Lauder Cos. Inc.	2.600%	4/15/30	8,000	6,909
	Estee Lauder Cos. Inc.	4.650%	5/15/33	5,315	5,045
[6]	Fiesta Purchaser Inc.	7.875%	3/1/31	85	87
	General Mills Inc.	2.875%	4/15/30	12,125	10,552
	General Mills Inc.	2.250%	10/14/31	5,799	4,667
	Haleon US Capital LLC	3.375%	3/24/29	29,365	26,785
	Haleon US Capital LLC	3.625%	3/24/32	20,320	17,847
	Hershey Co.	4.500%	5/4/33	8,555	8,171
	Hormel Foods Corp.	1.800%	6/11/30	16,695	13,671
	J M Smucker Co.	2.125%	3/15/32	9,915	7,829
[6]	JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg Sarl	6.750%	3/15/34	34,470	35,126
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	5.500%	1/15/30	43,710	42,211
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	3.625%	1/15/32	32,000	26,660
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	3.000%	5/15/32	42,775	33,869
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	5.750%	4/1/33	52,084	49,794
[6]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	850	859
	Kellanova	2.100%	6/1/30	38,264	31,771
	Kellanova	7.450%	4/1/31	568	625
	Kenvue Inc.	5.000%	3/22/30	34,940	34,529
	Kenvue Inc.	4.900%	3/22/33	40,000	38,741
	Keurig Dr Pepper Inc.	3.200%	5/1/30	21,496	19,019
	Keurig Dr Pepper Inc.	2.250%	3/15/31	13,000	10,593
	Keurig Dr Pepper Inc.	5.200%	3/15/31	6,000	5,863
	Keurig Dr Pepper Inc.	4.050%	4/15/32	21,860	19,862
	Keurig Dr Pepper Inc.	5.300%	3/15/34	9,940	9,669
	Kraft Heinz Foods Co.	3.750%	4/1/30	22,419	20,589
	Kroger Co.	2.200%	5/1/30	30,618	25,469
	Kroger Co.	1.700%	1/15/31	3,875	3,048
[6]	Lamb Weston Holdings Inc.	4.875%	5/15/28	1,464	1,398
[6]	Mars Inc.	4.650%	4/20/31	14,265	13,731
[6]	Mars Inc.	4.750%	4/20/33	28,310	27,045
	McCormick & Co. Inc.	2.500%	4/15/30	1,200	1,015
	McCormick & Co. Inc.	4.950%	4/15/33	15,000	14,345
	Mondelez International Inc.	2.750%	4/13/30	29,469	25,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mondelez International Inc.	1.500%	2/4/31	26,471	20,614
	PepsiCo Inc.	1.625%	5/1/30	3,355	2,752
[6]	Performance Food Group Inc.	6.875%	5/1/25	765	765
[6]	Performance Food Group Inc.	4.250%	8/1/29	525	471
	Philip Morris International Inc.	3.375%	8/15/29	16,460	14,994
	Philip Morris International Inc.	5.625%	11/17/29	30,015	30,272
	Philip Morris International Inc.	5.125%	2/15/30	80,590	79,217
	Philip Morris International Inc.	2.100%	5/1/30	19,800	16,392
	Philip Morris International Inc.	5.500%	9/7/30	46,700	46,573
	Philip Morris International Inc.	1.750%	11/1/30	24,300	19,353
	Philip Morris International Inc.	5.125%	2/13/31	46,690	45,397
	Philip Morris International Inc.	5.750%	11/17/32	34,219	34,461
	Philip Morris International Inc.	5.375%	2/15/33	57,325	56,177
	Philip Morris International Inc.	5.625%	9/7/33	15,000	14,912
	Philip Morris International Inc.	5.250%	2/13/34	34,825	33,595
[7]	Philip Morris International Inc.	1.450%	8/1/39	4,800	3,385
	Pilgrim's Pride Corp.	3.500%	3/1/32	4,682	3,864
[6]	Post Holdings Inc.	6.250%	2/15/32	600	593
	Procter & Gamble Co.	4.550%	1/29/34	30,000	28,720
	Sysco Corp.	2.400%	2/15/30	13,391	11,330
	Target Corp.	2.650%	9/15/30	6,067	5,265
	Unilever Capital Corp.	2.125%	9/6/29	28,483	24,578
[6]	United Natural Foods Inc.	6.750%	10/15/28	1,187	911
[6]	US Foods Inc.	6.875%	9/15/28	120	121
[6]	US Foods Inc.	4.750%	2/15/29	593	554
					1,750,589
Energy (8.0%)
[6]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	675	672
[6]	Antero Resources Corp.	5.375%	3/1/30	1,977	1,880
	Boardwalk Pipelines LP	3.600%	9/1/32	5,000	4,225
	BP Capital Markets America Inc.	3.633%	4/6/30	11,351	10,469
	BP Capital Markets America Inc.	1.749%	8/10/30	34,931	28,471
	BP Capital Markets America Inc.	2.721%	1/12/32	65,740	55,050
	BP Capital Markets America Inc.	4.812%	2/13/33	52,000	49,735
	BP Capital Markets America Inc.	4.893%	9/11/33	15,000	14,417
	Canadian Natural Resources Ltd.	2.950%	7/15/30	33,970	29,189
	Canadian Natural Resources Ltd.	7.200%	1/15/32	16,118	17,363
	Canadian Natural Resources Ltd.	6.450%	6/30/33	11,935	12,375
	Cenovus Energy Inc.	2.650%	1/15/32	20,000	16,187
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	22,749	20,674
	Cheniere Energy Partners LP	4.000%	3/1/31	21,385	19,049
	Cheniere Energy Partners LP	3.250%	1/31/32	81,403	67,892
	Cheniere Energy Partners LP	5.950%	6/30/33	36,065	35,973
[6]	Civitas Resources Inc.	8.375%	7/1/28	605	631
[6]	Civitas Resources Inc.	8.625%	11/1/30	258	275
[6]	Civitas Resources Inc.	8.750%	7/1/31	423	449
[6]	CNX Resources Corp.	7.375%	1/15/31	828	839
[6]	CNX Resources Corp.	7.250%	3/1/32	495	497
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	17,890	17,207
	ConocoPhillips Co.	5.050%	9/15/33	20,000	19,477
[6]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	1,515	1,506
	DCP Midstream Operating LP	5.125%	5/15/29	26,890	26,246
	DCP Midstream Operating LP	3.250%	2/15/32	7,888	6,628
[6]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	838	875
	Diamondback Energy Inc.	3.500%	12/1/29	55,846	50,717
	Diamondback Energy Inc.	5.150%	1/30/30	30,000	29,439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diamondback Energy Inc.	3.125%	3/24/31	34,730	30,094
	Diamondback Energy Inc.	6.250%	3/15/33	38,000	39,267
	Diamondback Energy Inc.	5.400%	4/18/34	20,000	19,454
	Diamondback Energy Inc.	5.750%	4/18/54	8,355	7,975
[6]	DT Midstream Inc.	4.125%	6/15/29	3,254	2,948
[6]	DT Midstream Inc.	4.375%	6/15/31	1,790	1,591
	Ecopetrol SA	8.625%	1/19/29	18,513	19,280
	Empresa Nacional del Petroleo	3.750%	8/5/26	17,930	17,046
	Empresa Nacional del Petroleo	5.250%	11/6/29	31,480	30,439
	Enbridge Inc.	3.125%	11/15/29	15,998	14,204
	Enbridge Inc.	6.200%	11/15/30	33,760	34,806
	Enbridge Inc.	5.700%	3/8/33	27,000	26,711
	Enbridge Inc.	5.625%	4/5/34	45,000	44,039
	Enbridge Inc.	5.950%	4/5/54	8,345	8,088
	Energy Transfer LP	4.150%	9/15/29	37,887	35,290
	Energy Transfer LP	3.750%	5/15/30	10,487	9,462
	Energy Transfer LP	6.400%	12/1/30	52,195	53,786
	Energy Transfer LP	5.750%	2/15/33	54,210	53,676
	Energy Transfer LP	6.550%	12/1/33	47,340	49,289
	Energy Transfer LP	5.550%	5/15/34	20,000	19,458
	Enterprise Products Operating LLC	3.125%	7/31/29	15,250	13,764
	Enterprise Products Operating LLC	2.800%	1/31/30	25,327	22,184
	Enterprise Products Operating LLC	5.350%	1/31/33	17,135	16,985
	Enterprise Products Operating LLC	6.875%	3/1/33	8,660	9,431
	Enterprise Products Operating LLC	4.850%	1/31/34	30,910	29,491
	EOG Resources Inc.	4.375%	4/15/30	19,262	18,434
[6]	EQM Midstream Partners LP	7.500%	6/1/27	1,205	1,227
[6]	EQM Midstream Partners LP	6.500%	7/1/27	2,604	2,612
	EQM Midstream Partners LP	5.500%	7/15/28	1,938	1,888
[6]	EQM Midstream Partners LP	7.500%	6/1/30	1,033	1,083
	EQT Corp.	7.000%	2/1/30	5,000	5,222
[6]	EQT Corp.	3.625%	5/15/31	18,000	15,548
	Equinor ASA	3.950%	5/15/43	3,191	2,577
[6]	FS Luxembourg Sarl	8.875%	2/12/31	200	192
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	25,900	20,373
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/29	495	504
	Halliburton Co.	2.920%	3/1/30	21,241	18,621
	Helmerich & Payne Inc.	2.900%	9/29/31	35,625	28,917
	Hess Corp.	7.300%	8/15/31	23,738	26,089
[6]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	695	669
[6]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	792
	KazMunayGas National Co. JSC	6.375%	10/24/48	3,918	3,494
	Kinder Morgan Inc.	2.000%	2/15/31	5,000	4,008
	Kinder Morgan Inc.	7.750%	1/15/32	990	1,095
	Kinder Morgan Inc.	4.800%	2/1/33	32,555	30,198
[6]	Kinetik Holdings LP	6.625%	12/15/28	385	387
	Marathon Oil Corp.	5.700%	4/1/34	25,000	24,156
	MPLX LP	2.650%	8/15/30	31,530	26,593
	MPLX LP	4.950%	9/1/32	5,000	4,715
	MPLX LP	5.000%	3/1/33	24,800	23,349
	Nustar Logistics LP	6.375%	10/1/30	2,525	2,500
	Occidental Petroleum Corp.	8.875%	7/15/30	26,000	29,661
	Occidental Petroleum Corp.	6.625%	9/1/30	99,442	103,087
	Occidental Petroleum Corp.	6.125%	1/1/31	36,577	37,064
	Occidental Petroleum Corp.	7.500%	5/1/31	22,195	24,157
	ONEOK Inc.	3.400%	9/1/29	19,767	17,809
	ONEOK Inc.	3.100%	3/15/30	6,129	5,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	3.250%	6/1/30	3,607	3,178
	ONEOK Inc.	5.800%	11/1/30	24,915	25,037
	ONEOK Inc.	6.350%	1/15/31	8,757	9,028
	ONEOK Inc.	6.100%	11/15/32	26,679	27,077
	ONEOK Inc.	6.050%	9/1/33	25,330	25,631
	Ovintiv Inc.	8.125%	9/15/30	3,000	3,311
	Ovintiv Inc.	7.200%	11/1/31	4,750	5,039
	Ovintiv Inc.	7.375%	11/1/31	15,232	16,286
[6]	Permian Resources Operating LLC	7.750%	2/15/26	1,445	1,458
[6]	Permian Resources Operating LLC	5.875%	7/1/29	3,851	3,750
[6]	Permian Resources Operating LLC	7.000%	1/15/32	745	760
	Petroleos del Peru SA	5.625%	6/19/47	23,948	14,596
	Petroleos Mexicanos	4.500%	1/23/26	1,870	1,757
	Petroleos Mexicanos	6.500%	6/2/41	1,961	1,296
	Petroleos Mexicanos	6.750%	9/21/47	18,917	12,073
	Petroleos Mexicanos	6.950%	1/28/60	421	268
	Petronas Capital Ltd.	3.500%	4/21/30	42,432	38,117
	Phillips 66	2.150%	12/15/30	8,800	7,159
	Phillips 66 Co.	3.150%	12/15/29	21,299	18,902
	Phillips 66 Co.	5.250%	6/15/31	18,460	18,083
	Phillips 66 Co.	5.300%	6/30/33	20,000	19,430
	Pioneer Natural Resources Co.	1.900%	8/15/30	54,250	44,548
	Pioneer Natural Resources Co.	2.150%	1/15/31	34,625	28,503
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	16,733	15,054
	Range Resources Corp.	8.250%	1/15/29	945	986
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	79,785	74,954
	Saudi Arabian Oil Co.	3.500%	4/16/29	9,128	8,392
	Shell International Finance BV	2.375%	11/7/29	14,118	12,253
	Shell International Finance BV	2.750%	4/6/30	40,535	35,624
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,873	10,914
	Suncor Energy Inc.	7.150%	2/1/32	13,858	15,071
[6]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	1,520	1,539
[6]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	1,050	1,052
	Targa Resources Corp.	4.200%	2/1/33	11,509	10,162
	Targa Resources Corp.	6.125%	3/15/33	24,500	24,827
	Targa Resources Corp.	6.500%	3/30/34	49,825	51,940
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	40,937	38,361
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	48,238	42,389
[7]	TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	8,900	8,829
	TotalEnergies Capital International SA	2.829%	1/10/30	3,785	3,357
	TotalEnergies Capital SA	5.150%	4/5/34	15,000	14,788
	TotalEnergies Capital SA	5.488%	4/5/54	10,000	9,728
	TransCanada PipeLines Ltd.	4.100%	4/15/30	33,153	30,556
	TransCanada PipeLines Ltd.	2.500%	10/12/31	37,311	30,204
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	24,065	21,218
[6]	Transocean Inc.	8.250%	5/15/29	331	329
[6]	Transocean Inc.	8.750%	2/15/30	1,051	1,097
[6]	Transocean Inc.	8.500%	5/15/31	500	497
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	690	708
[6]	Valaris Ltd.	8.375%	4/30/30	1,160	1,192
	Valero Energy Corp.	2.800%	12/1/31	27,000	22,399
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	3,135	2,768
[6]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	600	594
[6]	Venture Global LNG Inc.	8.125%	6/1/28	317	324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Venture Global LNG Inc.	9.500%	2/1/29	2,638	2,836
[6]	Venture Global LNG Inc.	8.375%	6/1/31	517	531
[6]	Venture Global LNG Inc.	9.875%	2/1/32	1,395	1,488
[6]	Viper Energy Inc.	7.375%	11/1/31	763	786
[6]	Vital Energy Inc.	7.750%	7/31/29	750	755
[6]	Vital Energy Inc.	7.875%	4/15/32	250	254
	Western Midstream Operating LP	4.050%	2/1/30	10,000	9,192
	Williams Cos. Inc.	3.500%	11/15/30	20,000	17,763
	Williams Cos. Inc.	7.500%	1/15/31	3,660	3,996
	Williams Cos. Inc.	2.600%	3/15/31	50,025	41,419
	Williams Cos. Inc.	8.750%	3/15/32	3,000	3,508
	Williams Cos. Inc.	4.650%	8/15/32	29,500	27,554
					2,557,007
Financials (28.0%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	40,000	40,577
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	72,465	60,550
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	7,645	6,233
	Affiliated Managers Group Inc.	3.300%	6/15/30	15,223	13,274
	Aflac Inc.	3.600%	4/1/30	10,000	9,101
	Air Lease Corp.	3.250%	10/1/29	2,000	1,776
	Air Lease Corp.	3.000%	2/1/30	24,670	21,373
	Air Lease Corp.	3.125%	12/1/30	5,298	4,536
	Air Lease Corp.	2.875%	1/15/32	1,773	1,457
	Alleghany Corp.	3.625%	5/15/30	9,928	9,077
[7]	Allianz SE	4.597%	9/7/38	3,400	3,651
	Allstate Corp.	1.450%	12/15/30	11,903	9,198
	Allstate Corp.	5.250%	3/30/33	86,682	84,554
	Allstate Corp.	5.350%	6/1/33	10,000	9,813
	Ally Financial Inc.	8.000%	11/1/31	25,000	27,080
	American Express Co.	6.489%	10/30/31	34,000	35,591
	American Express Co.	4.989%	5/26/33	5,000	4,732
	American Express Co.	4.420%	8/3/33	15,000	13,926
	American Express Co.	5.625%	7/28/34	16,409	16,078
	American Express Co.	5.915%	4/25/35	13,520	13,460
	American International Group Inc.	3.400%	6/30/30	6,138	5,470
	American International Group Inc.	5.125%	3/27/33	15,000	14,392
[6]	AmWINS Group Inc.	6.375%	2/15/29	765	756
[6]	AmWINS Group Inc.	4.875%	6/30/29	380	345
	Aon Corp.	2.800%	5/15/30	7,426	6,396
	Aon Corp. / Aon Global Holdings plc	2.050%	8/23/31	6,500	5,149
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/31	7,000	5,712
	Aon Corp. / Aon Global Holdings plc	5.000%	9/12/32	11,670	11,186
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	18,523	18,019
	Aon North America Inc.	5.300%	3/1/31	35,000	34,409
	Aon North America Inc.	5.450%	3/1/34	20,000	19,573
	Ares Capital Corp.	3.200%	11/15/31	2,000	1,634
	Arthur J Gallagher & Co.	5.500%	3/2/33	11,600	11,345
	Arthur J Gallagher & Co.	6.500%	2/15/34	12,000	12,502
[7]	ASR Nederland NV	7.000%	12/7/43	300	357
	Athene Holding Ltd.	3.500%	1/15/31	6,561	5,687
	Athene Holding Ltd.	5.875%	1/15/34	30,156	29,415
	Athene Holding Ltd.	6.250%	4/1/54	20,265	19,716
[5,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.688%	5/16/33	5,113	3,393
	AXA SA	8.600%	12/15/30	10,468	12,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	2.749%	12/3/30	27,133	22,037
	Banco Santander SA	6.921%	8/8/33	29,040	29,697
	Banco Santander SA	6.938%	11/7/33	42,700	45,703
	Bank of America Corp.	3.194%	7/23/30	34,921	31,010
	Bank of America Corp.	2.884%	10/22/30	32,946	28,646
	Bank of America Corp.	2.496%	2/13/31	37,013	31,131
	Bank of America Corp.	2.592%	4/29/31	45,990	38,636
	Bank of America Corp.	1.898%	7/23/31	53,792	43,068
	Bank of America Corp.	1.922%	10/24/31	49,206	39,111
	Bank of America Corp.	2.651%	3/11/32	53,320	43,949
	Bank of America Corp.	2.687%	4/22/32	73,107	60,277
	Bank of America Corp.	2.299%	7/21/32	68,325	54,442
	Bank of America Corp.	2.572%	10/20/32	51,630	41,656
	Bank of America Corp.	2.972%	2/4/33	95,945	79,097
	Bank of America Corp.	4.571%	4/27/33	92,690	85,501
	Bank of America Corp.	5.015%	7/22/33	25,750	24,592
	Bank of America Corp.	5.288%	4/25/34	65,520	63,109
	Bank of America Corp.	5.872%	9/15/34	50,000	50,154
	Bank of America Corp.	5.468%	1/23/35	55,000	53,463
	Bank of America Corp.	2.482%	9/21/36	27,908	21,821
	Bank of America Corp.	3.846%	3/8/37	40,000	34,439
	Bank of America Corp.	4.083%	3/20/51	10,000	7,740
	Bank of Montreal	3.088%	1/10/37	17,000	13,502
	Bank of New York Mellon Corp.	4.289%	6/13/33	19,466	17,873
	Bank of New York Mellon Corp.	5.834%	10/25/33	57,578	58,529
	Bank of New York Mellon Corp.	4.706%	2/1/34	36,050	33,779
	Bank of New York Mellon Corp.	4.967%	4/26/34	97,962	93,351
	Bank of New York Mellon Corp.	6.474%	10/25/34	53,572	56,526
	Bank of New York Mellon Corp.	5.188%	3/14/35	72,960	70,360
	Bank of Nova Scotia	2.150%	8/1/31	3,972	3,183
	Bank of Nova Scotia	2.450%	2/2/32	5,500	4,414
	Bank of Nova Scotia	5.650%	2/1/34	20,000	19,913
	Bank of Nova Scotia	4.588%	5/4/37	15,000	13,235
	Barclays plc	5.088%	6/20/30	22,000	20,788
	Barclays plc	2.645%	6/24/31	15,000	12,384
	Barclays plc	2.667%	3/10/32	17,000	13,784
	Barclays plc	2.894%	11/24/32	17,000	13,761
	Barclays plc	5.746%	8/9/33	16,100	15,717
	Barclays plc	7.437%	11/2/33	55,583	60,135
[7]	Barclays plc	5.262%	1/29/34	5,000	5,693
	Barclays plc	6.224%	5/9/34	25,000	25,059
	Barclays plc	7.119%	6/27/34	25,900	26,761
	Barclays plc	6.692%	9/13/34	15,000	15,521
	Barclays plc	3.564%	9/23/35	13,075	11,096
	BlackRock Funding Inc.	5.000%	3/14/34	27,840	27,011
	BlackRock Funding Inc.	5.250%	3/14/54	34,290	32,426
	BlackRock Inc.	1.900%	1/28/31	20,000	16,224
	BlackRock Inc.	4.750%	5/25/33	30,575	29,429
	Blue Owl Capital Corp.	5.950%	3/15/29	14,340	14,083
[6]	Blue Owl Finance LLC	6.250%	4/18/34	19,900	19,722
	Brighthouse Financial Inc.	5.625%	5/15/30	1,550	1,531
	Brown & Brown Inc.	2.375%	3/15/31	9,294	7,501
	Brown & Brown Inc.	4.200%	3/17/32	13,000	11,559
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	25,000	25,440
	Capital One Financial Corp.	7.624%	10/30/31	50,960	54,837
	Capital One Financial Corp.	2.359%	7/29/32	23,000	17,419
	Capital One Financial Corp.	2.618%	11/2/32	24,315	19,103
	Capital One Financial Corp.	5.817%	2/1/34	49,000	47,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	6.377%	6/8/34	53,251	53,602
	Capital One Financial Corp.	6.051%	2/1/35	10,000	9,835
	Cboe Global Markets Inc.	1.625%	12/15/30	7,719	6,123
	Cboe Global Markets Inc.	3.000%	3/16/32	8,342	7,055
	Charles Schwab Corp.	2.750%	10/1/29	9,625	8,481
	Charles Schwab Corp.	1.650%	3/11/31	10,000	7,833
	Charles Schwab Corp.	2.300%	5/13/31	5,000	4,090
	Charles Schwab Corp.	2.900%	3/3/32	20,500	17,123
	Charles Schwab Corp.	5.853%	5/19/34	19,330	19,229
	Charles Schwab Corp.	6.136%	8/24/34	20,239	20,514
	Chubb INA Holdings Inc.	1.375%	9/15/30	7,048	5,594
	Chubb INA Holdings Inc.	5.000%	3/15/34	18,450	17,874
	Citibank NA	5.570%	4/30/34	34,070	33,992
	Citigroup Inc.	2.976%	11/5/30	35,076	30,547
	Citigroup Inc.	2.666%	1/29/31	37,659	31,972
	Citigroup Inc.	4.412%	3/31/31	48,000	44,761
	Citigroup Inc.	2.572%	6/3/31	51,648	43,182
	Citigroup Inc.	2.561%	5/1/32	47,000	38,308
	Citigroup Inc.	6.625%	6/15/32	10,383	10,861
	Citigroup Inc.	3.057%	1/25/33	47,394	39,251
	Citigroup Inc.	3.785%	3/17/33	51,244	44,560
	Citigroup Inc.	4.910%	5/24/33	21,013	19,733
	Citigroup Inc.	6.270%	11/17/33	43,000	44,173
	Citigroup Inc.	6.174%	5/25/34	43,570	43,292
	Citizens Financial Group Inc.	6.645%	4/25/35	5,000	5,019
	CNA Financial Corp.	2.050%	8/15/30	12,000	9,792
	CNO Financial Group Inc.	5.250%	5/30/29	16,377	15,745
[5,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.900%	6.255%	4/14/32	5,000	3,270
[5,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	6.462%	10/25/33	8,200	5,380
[5,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	7.044%	11/9/32	5,000	3,350
[7]	Cooperatieve Rabobank UA	3.822%	7/26/34	5,400	5,758
	Corebridge Financial Inc.	3.850%	4/5/29	33,120	30,409
	Corebridge Financial Inc.	3.900%	4/5/32	67,210	58,607
[6]	Corebridge Financial Inc.	6.050%	9/15/33	35,000	35,004
	Corebridge Financial Inc.	5.750%	1/15/34	25,000	24,534
	Credit Suisse USA Inc.	7.125%	7/15/32	10,888	11,835
[7]	Crelan SA	6.000%	2/28/30	9,100	10,336
[7]	Danske Bank A/S	4.125%	1/10/31	4,400	4,772
	Deutsche Bank AG	5.882%	7/8/31	7,000	6,688
	Deutsche Bank AG	3.547%	9/18/31	20,000	17,193
	Deutsche Bank AG	3.729%	1/14/32	18,200	15,009
	Deutsche Bank AG	3.742%	1/7/33	24,200	19,483
	Deutsche Bank AG	7.079%	2/10/34	22,000	21,931
	Discover Bank	2.700%	2/6/30	23,788	19,937
	Discover Financial Services	7.964%	11/2/34	15,000	16,500
	Enstar Group Ltd.	4.950%	6/1/29	10,000	9,480
	Enstar Group Ltd.	3.100%	9/1/31	13,500	10,790
	Equitable Holdings Inc.	5.594%	1/11/33	21,981	21,620
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	4,830	4,515
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	7,650	6,527
	Fifth Third Bancorp	4.772%	7/28/30	11,881	11,207
	Fifth Third Bancorp	5.631%	1/29/32	37,533	36,457
	Fifth Third Bancorp	4.337%	4/25/33	10,000	8,851
[6]	Five Corners Funding Trust III	5.791%	2/15/33	30,000	30,010
	Franklin Resources Inc.	1.600%	10/30/30	15,000	11,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	4.000%	6/30/30	4,093	3,725
	GATX Corp.	1.900%	6/1/31	25,000	19,405
	GATX Corp.	3.500%	6/1/32	15,985	13,564
[6]	GGAM Finance Ltd.	8.000%	2/15/27	878	902
[6]	GGAM Finance Ltd.	8.000%	6/15/28	520	535
[6]	Global Atlantic Fin Co.	3.125%	6/15/31	20,000	16,237
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	43,662	47,253
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	10,000	9,700
	Goldman Sachs Group Inc.	2.600%	2/7/30	42,416	36,344
	Goldman Sachs Group Inc.	1.992%	1/27/32	38,460	30,365
	Goldman Sachs Group Inc.	2.615%	4/22/32	60,000	49,152
	Goldman Sachs Group Inc.	2.383%	7/21/32	49,261	39,383
	Goldman Sachs Group Inc.	2.650%	10/21/32	47,450	38,409
	Goldman Sachs Group Inc.	3.102%	2/24/33	29,600	24,638
	Goldman Sachs Group Inc.	5.851%	4/25/35	30,000	30,026
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	4,102
	Hartford Financial Services Group Inc.	2.800%	8/19/29	3,926	3,446
[6]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	415	409
[6]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	250	247
[7]	HSBC Holdings plc	0.641%	9/24/29	13,500	12,522
	HSBC Holdings plc	4.950%	3/31/30	12,320	11,881
	HSBC Holdings plc	3.973%	5/22/30	62,323	57,106
	HSBC Holdings plc	2.848%	6/4/31	47,495	40,060
	HSBC Holdings plc	2.357%	8/18/31	23,560	19,149
[8]	HSBC Holdings plc	6.800%	9/14/31	4,811	6,309
	HSBC Holdings plc	2.804%	5/24/32	58,067	47,381
	HSBC Holdings plc	2.871%	11/22/32	32,000	25,926
	HSBC Holdings plc	4.762%	3/29/33	18,000	16,301
	HSBC Holdings plc	5.402%	8/11/33	10,000	9,651
	HSBC Holdings plc	8.113%	11/3/33	30,000	33,419
	HSBC Holdings plc	6.254%	3/9/34	10,000	10,200
	HSBC Holdings plc	6.547%	6/20/34	34,380	34,818
	HSBC Holdings plc	7.399%	11/13/34	45,100	48,026
	HSBC Holdings plc	5.719%	3/4/35	20,000	19,589
[6]	HUB International Ltd.	7.250%	6/15/30	330	335
[6]	HUB International Ltd.	7.375%	1/31/32	350	348
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	8,340
	Huntington Bancshares Inc.	5.023%	5/17/33	25,000	23,065
	Huntington Bancshares Inc.	5.709%	2/2/35	20,000	19,183
	Huntington Bancshares Inc.	2.487%	8/15/36	2,000	1,473
	Huntington National Bank	5.650%	1/10/30	14,600	14,326
	ING Groep NV	6.114%	9/11/34	25,000	25,114
	Intercontinental Exchange Inc.	4.350%	6/15/29	20,300	19,395
	Intercontinental Exchange Inc.	2.100%	6/15/30	24,270	20,129
	Intercontinental Exchange Inc.	1.850%	9/15/32	29,800	22,609
	Intercontinental Exchange Inc.	4.600%	3/15/33	17,500	16,402
[7]	JAB Holdings BV	4.750%	6/29/32	1,700	1,876
[7]	JAB Holdings BV	5.000%	6/12/33	4,800	5,361
[7]	JAB Holdings BV	2.250%	12/19/39	2,000	1,579
	Jefferies Financial Group Inc.	4.150%	1/23/30	10,440	9,489
	Jefferies Financial Group Inc.	2.625%	10/15/31	7,243	5,745
	Jefferies Financial Group Inc.	2.750%	10/15/32	25,100	19,512
	Jefferies Financial Group Inc.	6.200%	4/14/34	30,000	29,655
	JPMorgan Chase & Co.	3.702%	5/6/30	30,000	27,521
	JPMorgan Chase & Co.	4.565%	6/14/30	30,000	28,636
	JPMorgan Chase & Co.	2.739%	10/15/30	81,229	70,404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.493%	3/24/31	15,100	14,268
	JPMorgan Chase & Co.	2.522%	4/22/31	32,000	27,005
	JPMorgan Chase & Co.	2.956%	5/13/31	45,985	39,322
	JPMorgan Chase & Co.	1.764%	11/19/31	39,000	30,864
	JPMorgan Chase & Co.	1.953%	2/4/32	33,570	26,661
	JPMorgan Chase & Co.	2.580%	4/22/32	43,590	35,872
	JPMorgan Chase & Co.	2.545%	11/8/32	55,000	44,537
	JPMorgan Chase & Co.	2.963%	1/25/33	81,430	67,744
	JPMorgan Chase & Co.	4.586%	4/26/33	58,130	54,144
	JPMorgan Chase & Co.	4.912%	7/25/33	78,750	74,919
	JPMorgan Chase & Co.	5.350%	6/1/34	60,000	58,311
	JPMorgan Chase & Co.	6.254%	10/23/34	55,000	56,977
	JPMorgan Chase & Co.	5.336%	1/23/35	66,400	64,372
	JPMorgan Chase & Co.	5.766%	4/22/35	65,000	65,122
	JPMorgan Chase & Co.	3.328%	4/22/52	25,720	17,481
	Kemper Corp.	3.800%	2/23/32	5,000	4,126
	KeyBank NA	4.900%	8/8/32	10,000	8,579
	KeyBank NA	5.000%	1/26/33	6,000	5,380
	KeyCorp	4.789%	6/1/33	7,900	7,002
[6]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	2,664	2,375
	Lloyds Banking Group plc	4.976%	8/11/33	20,000	18,734
	Lloyds Banking Group plc	7.953%	11/15/33	8,785	9,659
	M&T Bank Corp.	6.082%	3/13/32	164,360	160,279
	M&T Bank Corp.	5.053%	1/27/34	80,392	72,358
[6]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	930	928
[5,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	7.050%	6/7/32	3,070	2,046
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,675	15,547
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	18,000	18,398
	MetLife Inc.	6.500%	12/15/32	9,856	10,581
	MetLife Inc.	5.375%	7/15/33	17,690	17,570
[6]	Midcap Financial Issuer Trust	5.625%	1/15/30	1,720	1,446
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	25,000	22,395
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	37,878	32,292
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	16,540	16,402
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	54,920	44,194
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	11,562	9,373
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	2,000	1,832
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	16,200	15,670
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	5,000	4,950
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	38,000	37,108
	Mizuho Financial Group Inc.	3.153%	7/16/30	21,400	18,914
	Mizuho Financial Group Inc.	2.869%	9/13/30	10,620	9,210
	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	16,426
	Mizuho Financial Group Inc.	5.739%	5/27/31	25,000	24,924
	Mizuho Financial Group Inc.	2.201%	7/10/31	20,000	16,300
	Morgan Stanley	2.699%	1/22/31	51,418	44,002
	Morgan Stanley	3.622%	4/1/31	56,573	50,807
	Morgan Stanley	1.794%	2/13/32	47,634	37,115
	Morgan Stanley	1.928%	4/28/32	40,000	31,283
	Morgan Stanley	2.239%	7/21/32	52,078	41,387
	Morgan Stanley	2.511%	10/20/32	40,000	32,171
	Morgan Stanley	2.943%	1/21/33	25,000	20,618
	Morgan Stanley	4.889%	7/20/33	58,354	54,906
	Morgan Stanley	6.342%	10/18/33	60,993	63,303
	Morgan Stanley	5.250%	4/21/34	50,805	48,792
	Morgan Stanley	5.424%	7/21/34	54,420	52,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	6.627%	11/1/34	33,210	35,088
	Morgan Stanley	5.466%	1/18/35	78,020	75,955
[7]	Morgan Stanley	3.955%	3/21/35	7,900	8,359
	Morgan Stanley	5.831%	4/19/35	95,000	95,050
	Morgan Stanley	2.484%	9/16/36	30,000	23,165
	Morgan Stanley	5.297%	4/20/37	30,652	28,704
	Morgan Stanley	5.948%	1/19/38	42,820	41,687
	Morgan Stanley	4.375%	1/22/47	10,000	8,289
	Nasdaq Inc.	1.650%	1/15/31	21,156	16,581
	Nasdaq Inc.	5.550%	2/15/34	51,350	50,239
[6]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	399	358
[6]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	501	494
	NatWest Group plc	4.445%	5/8/30	7,550	7,076
	NatWest Group plc	6.016%	3/2/34	15,000	15,000
	NatWest Group plc	5.778%	3/1/35	10,080	9,874
	NatWest Group plc	3.032%	11/28/35	15,000	12,320
	Navient Corp.	4.875%	3/15/28	114	103
	Navient Corp.	9.375%	7/25/30	473	487
	Nomura Holdings Inc.	3.103%	1/16/30	14,947	12,959
	Nomura Holdings Inc.	2.679%	7/16/30	24,829	20,714
	Nomura Holdings Inc.	2.608%	7/14/31	13,000	10,498
	Nomura Holdings Inc.	2.999%	1/22/32	10,000	8,202
[7]	Nordea Bank Abp	2.500%	5/23/29	9,300	9,372
	Northern Trust Corp.	6.125%	11/2/32	15,000	15,438
[6]	Nuveen LLC	5.850%	4/15/34	15,000	14,796
	OneMain Finance Corp.	3.500%	1/15/27	1,855	1,709
	OneMain Finance Corp.	7.875%	3/15/30	210	214
	ORIX Corp.	2.250%	3/9/31	5,217	4,273
[6]	Panther Escrow Issuer LLC	7.125%	6/1/31	880	885
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/30	14,686	14,972
[8]	Phoenix Group Holdings plc	5.867%	6/13/29	300	363
	PNC Bank NA	2.700%	10/22/29	28,415	24,241
	PNC Financial Services Group Inc.	2.550%	1/22/30	50,012	42,711
	PNC Financial Services Group Inc.	2.307%	4/23/32	5,000	4,027
	PNC Financial Services Group Inc.	4.626%	6/6/33	10,000	9,140
	PNC Financial Services Group Inc.	6.037%	10/28/33	68,750	69,327
	PNC Financial Services Group Inc.	5.068%	1/24/34	27,580	25,959
	PNC Financial Services Group Inc.	5.939%	8/18/34	45,360	45,279
	PNC Financial Services Group Inc.	6.875%	10/20/34	116,126	123,325
	PNC Financial Services Group Inc.	5.676%	1/22/35	95,725	93,800
	Principal Financial Group Inc.	3.700%	5/15/29	8,767	8,056
	Principal Financial Group Inc.	2.125%	6/15/30	10,000	8,179
	Principal Financial Group Inc.	5.375%	3/15/33	5,000	4,898
	Principal Financial Group Inc.	5.500%	3/15/53	7,838	7,304
	Progressive Corp.	3.200%	3/26/30	14,172	12,632
	Progressive Corp.	4.950%	6/15/33	34,500	33,478
	Prudential Financial Inc.	3.700%	10/1/50	6,495	5,539
	Prudential Financial Inc.	5.125%	3/1/52	12,000	11,080
	Prudential Financial Inc.	6.000%	9/1/52	9,328	9,041
	Prudential Financial Inc.	6.750%	3/1/53	20,000	20,389
	Prudential Financial Inc.	6.500%	3/15/54	10,670	10,561
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,925	2,550
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	15,290	14,912
[8]	Rothesay Life plc	7.734%	5/16/33	800	1,048
	Royal Bank of Canada	5.000%	2/1/33	5,000	4,816
	Royal Bank of Canada	5.150%	2/1/34	36,410	35,169
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	4,490	4,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Starwood Property Trust Inc.	7.250%	4/1/29	220	217
	State Street Corp.	4.421%	5/13/33	22,000	20,322
	State Street Corp.	4.821%	1/26/34	26,240	24,772
	State Street Corp.	5.159%	5/18/34	10,000	9,659
	Stifel Financial Corp.	4.000%	5/15/30	4,000	3,587
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,000	2,605
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	25,249	25,391
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	28,197
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	29,868	24,433
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/30	25,000	25,272
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	11,400	8,924
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	9,500	7,543
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	25,450	25,656
	Synchrony Financial	2.875%	10/28/31	12,000	9,460
	Toronto-Dominion Bank	3.200%	3/10/32	38,055	32,447
	Toronto-Dominion Bank	4.456%	6/8/32	22,190	20,592
	Truist Bank	2.250%	3/11/30	24,140	19,562
	Truist Financial Corp.	1.950%	6/5/30	8,419	6,803
	Truist Financial Corp.	4.916%	7/28/33	11,373	10,243
	Truist Financial Corp.	6.123%	10/28/33	13,125	13,110
	Truist Financial Corp.	5.122%	1/26/34	20,020	18,632
	Truist Financial Corp.	5.867%	6/8/34	6,000	5,889
[6]	UBS Group AG	4.194%	4/1/31	20,950	19,067
[6]	UBS Group AG	6.537%	8/12/33	32,000	32,760
[6]	UBS Group AG	5.699%	2/8/35	58,790	57,032
	US Bancorp	1.375%	7/22/30	32,000	25,062
	US Bancorp	4.967%	7/22/33	25,420	23,424
	US Bancorp	5.850%	10/21/33	96,770	95,989
	US Bancorp	4.839%	2/1/34	54,265	50,074
	US Bancorp	5.836%	6/12/34	82,590	81,567
	US Bancorp	5.678%	1/23/35	81,025	79,168
	US Bancorp	2.491%	11/3/36	7,250	5,521
[6]	USI Inc.	7.500%	1/15/32	350	348
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	—
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	2
[11]	Wells Fargo & Co.	4.000%	4/27/27	8,972	5,567
[7]	Wells Fargo & Co.	1.741%	5/4/30	6,400	6,132
	Wells Fargo & Co.	2.879%	10/30/30	57,532	49,942
	Wells Fargo & Co.	2.572%	2/11/31	47,900	40,529
	Wells Fargo & Co.	4.478%	4/4/31	33,500	31,479
	Wells Fargo & Co.	3.350%	3/2/33	64,630	54,542
	Wells Fargo & Co.	4.897%	7/25/33	50,000	46,979
	Wells Fargo & Co.	5.389%	4/24/34	57,000	54,973
	Wells Fargo & Co.	5.557%	7/25/34	62,415	60,808
	Wells Fargo & Co.	6.491%	10/23/34	51,575	53,696
[8]	Wells Fargo & Co.	4.875%	11/29/35	1,600	1,807
	Wells Fargo & Co.	4.611%	4/25/53	5,000	4,162
	Westpac Banking Corp.	5.405%	8/10/33	10,000	9,614
	Westpac Banking Corp.	6.820%	11/17/33	25,000	26,398
	Westpac Banking Corp.	4.110%	7/24/34	11,175	10,167
	Westpac Banking Corp.	2.668%	11/15/35	20,000	16,150
	Willis North America Inc.	2.950%	9/15/29	21,892	19,193
	Willis North America Inc.	5.350%	5/15/33	15,000	14,407
					8,961,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (8.6%)
	AbbVie Inc.	3.200%	11/21/29	101,974	91,998
	AbbVie Inc.	4.950%	3/15/31	66,345	65,103
	AbbVie Inc.	5.050%	3/15/34	58,750	57,376
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	8,800
	Agilent Technologies Inc.	2.300%	3/12/31	25,000	20,512
[7]	American Medical Systems Europe BV	3.500%	3/8/32	12,000	12,554
	Amgen Inc.	4.050%	8/18/29	65,000	61,109
	Amgen Inc.	2.450%	2/21/30	29,420	25,108
	Amgen Inc.	5.250%	3/2/30	28,665	28,423
	Amgen Inc.	2.300%	2/25/31	46,020	37,938
	Amgen Inc.	3.350%	2/22/32	19,065	16,543
	Amgen Inc.	5.250%	3/2/33	62,000	60,669
	Ascension Health	2.532%	11/15/29	2,500	2,184
	Astrazeneca Finance LLC	4.900%	2/26/31	25,000	24,504
	Astrazeneca Finance LLC	5.000%	2/26/34	37,610	36,626
	AstraZeneca plc	1.375%	8/6/30	58,000	46,219
[6]	Bausch & Lomb Corp.	8.375%	10/1/28	449	463
	Baxter International Inc.	3.950%	4/1/30	24,000	21,924
	Baxter International Inc.	1.730%	4/1/31	10,000	7,759
	Baxter International Inc.	2.539%	2/1/32	23,700	18,977
	Becton Dickinson & Co.	2.823%	5/20/30	21,220	18,268
[7]	Becton Dickinson & Co.	3.519%	2/8/31	10,800	11,312
	Becton Dickinson & Co.	1.957%	2/11/31	22,587	18,063
	Becton Dickinson & Co.	4.298%	8/22/32	27,000	24,771
	Becton Dickinson & Co.	5.110%	2/8/34	25,000	24,066
	Boston Scientific Corp.	2.650%	6/1/30	76,567	65,880
	Bristol-Myers Squibb Co.	1.450%	11/13/30	26,570	20,965
	Bristol-Myers Squibb Co.	5.100%	2/22/31	35,800	35,243
	Bristol-Myers Squibb Co.	2.950%	3/15/32	18,345	15,510
	Bristol-Myers Squibb Co.	5.200%	2/22/34	57,145	55,994
[6]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	1,598	1,526
[6]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	2,523	2,401
	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,634
	Cencora Inc.	2.800%	5/15/30	6,000	5,199
	Cencora Inc.	2.700%	3/15/31	71,871	60,096
	Cencora Inc.	5.125%	2/15/34	25,000	24,170
	Centene Corp.	4.625%	12/15/29	40,000	37,250
	Centene Corp.	3.375%	2/15/30	41,231	35,863
	Centene Corp.	3.000%	10/15/30	31,830	26,657
	Centene Corp.	2.500%	3/1/31	40,000	32,157
	Centene Corp.	2.625%	8/1/31	20,959	16,799
	Cigna Group	2.400%	3/15/30	40,532	34,174
	Cigna Group	2.375%	3/15/31	37,985	31,039
	Cigna Group	5.125%	5/15/31	30,000	29,205
	CommonSpirit Health	2.782%	10/1/30	509	431
[6]	CSL Finance plc	4.250%	4/27/32	26,665	24,566
[6]	CSL Finance plc	5.106%	4/3/34	20,000	19,288
	CVS Health Corp.	3.250%	8/15/29	53,383	47,879
	CVS Health Corp.	5.125%	2/21/30	51,095	49,983
	CVS Health Corp.	3.750%	4/1/30	17,849	16,201
	CVS Health Corp.	1.750%	8/21/30	54,635	43,631
	CVS Health Corp.	5.250%	1/30/31	20,000	19,628
	CVS Health Corp.	1.875%	2/28/31	37,668	29,841
	CVS Health Corp.	5.250%	2/21/33	15,000	14,490
	CVS Health Corp.	5.300%	6/1/33	36,900	35,710
[6]	DaVita Inc.	3.750%	2/15/31	1,430	1,178
	Elevance Health Inc.	2.875%	9/15/29	19,704	17,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	2.250%	5/15/30	6,441	5,375
	Elevance Health Inc.	4.100%	5/15/32	10,000	9,067
	Elevance Health Inc.	5.500%	10/15/32	32,000	31,864
	Eli Lilly & Co.	4.700%	2/9/34	25,070	24,009
[6]	Endo Finance Holdings Inc.	8.500%	4/15/31	355	360
[7]	Fresenius Finance Ireland plc	0.875%	10/1/31	5,000	4,252
	GE HealthCare Technologies Inc.	5.857%	3/15/30	47,180	47,798
	GE HealthCare Technologies Inc.	5.905%	11/22/32	31,925	32,606
	HCA Inc.	3.500%	9/1/30	71,425	62,965
	HCA Inc.	5.450%	4/1/31	35,000	34,300
	HCA Inc.	2.375%	7/15/31	40,000	32,035
	HCA Inc.	3.625%	3/15/32	40,495	34,804
	Humana Inc.	4.875%	4/1/30	1,758	1,693
	Humana Inc.	2.150%	2/3/32	5,000	3,887
	IQVIA Inc.	6.250%	2/1/29	943	958
[6]	LifePoint Health Inc.	11.000%	10/15/30	495	527
[6]	Medline Borrower LP	3.875%	4/1/29	790	707
[6]	Medline Borrower LP	5.250%	10/1/29	489	455
[6]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	350	348
	Merck & Co. Inc.	1.450%	6/24/30	17,000	13,679
	Merck & Co. Inc.	2.150%	12/10/31	60,631	49,187
[6]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	1,762	1,606
[6]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	1,107	957
	Pfizer Inc.	1.750%	8/18/31	13,540	10,694
[8]	Pfizer Inc.	2.735%	6/15/43	400	343
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	107,450	103,884
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	102,235	97,478
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	9,129	7,885
	Quest Diagnostics Inc.	2.950%	6/30/30	16,761	14,514
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	5,558
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	11,961
	Revvity Inc.	3.300%	9/15/29	5,000	4,466
	Revvity Inc.	2.250%	9/15/31	11,000	8,785
[6]	Roche Holdings Inc.	4.909%	3/8/31	25,980	25,380
[6]	Roche Holdings Inc.	2.076%	12/13/31	36,730	29,347
[6]	Roche Holdings Inc.	4.985%	3/8/34	26,925	26,140
	Royalty Pharma plc	2.200%	9/2/30	24,500	19,903
	Royalty Pharma plc	2.150%	9/2/31	4,000	3,135
[7]	Sanofi SA	1.875%	3/21/38	600	531
	Stanford Health Care	3.310%	8/15/30	17,000	15,205
[6]	Star Parent Inc.	9.000%	10/1/30	760	796
	STERIS Irish FinCo Unlimited Co.	2.700%	3/15/31	22,000	18,301
	Stryker Corp.	1.950%	6/15/30	13,250	10,927
	Sutter Health	5.164%	8/15/33	3,715	3,629
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	93,085	76,937
	Tenet Healthcare Corp.	6.250%	2/1/27	1,641	1,636
	Tenet Healthcare Corp.	4.250%	6/1/29	1,804	1,652
[6]	Tenet Healthcare Corp.	6.750%	5/15/31	1,467	1,471
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	573	543
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	810	852
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	1,020	1,100
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	350	233
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	21,000	16,762
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	23,525	22,851
	UnitedHealth Group Inc.	5.300%	2/15/30	52,720	52,785
	UnitedHealth Group Inc.	2.000%	5/15/30	10,000	8,305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.900%	4/15/31	31,980	31,120
	UnitedHealth Group Inc.	4.200%	5/15/32	16,697	15,402
	UnitedHealth Group Inc.	5.350%	2/15/33	33,535	33,419
	UnitedHealth Group Inc.	4.500%	4/15/33	14,815	13,875
	UnitedHealth Group Inc.	5.000%	4/15/34	24,440	23,653
	Viatris Inc.	2.700%	6/22/30	3,969	3,283
	Zoetis Inc.	2.000%	5/15/30	19,148	15,757
	Zoetis Inc.	5.600%	11/16/32	23,590	23,714
					2,750,881
Industrials (5.1%)
	3M Co.	2.375%	8/26/29	8,000	6,866
	3M Co.	3.050%	4/15/30	15,359	13,486
[6]	Air Canada	3.875%	8/15/26	2,580	2,449
[6]	Allison Transmission Inc.	4.750%	10/1/27	3,940	3,770
[6]	American Airlines Inc.	7.250%	2/15/28	672	675
[6]	American Airlines Inc.	8.500%	5/15/29	685	713
[6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	1,957	1,935
[6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	5,453	5,266
[11]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	40,230	23,345
[6]	BAE Systems plc	5.250%	3/26/31	8,390	8,212
[6]	BAE Systems plc	5.300%	3/26/34	23,800	23,124
[6]	Boeing Co.	6.298%	5/1/29	2,020	2,028
	Boeing Co.	5.150%	5/1/30	92,741	87,930
	Boeing Co.	3.625%	2/1/31	15,600	13,408
[6]	Boeing Co.	6.388%	5/1/31	35,900	36,061
[6]	Boeing Co.	6.528%	5/1/34	49,430	49,795
[6]	Bombardier Inc.	7.250%	7/1/31	655	657
	Canadian National Railway Co.	3.850%	8/5/32	26,585	23,947
	Canadian Pacific Railway Co.	2.050%	3/5/30	3,000	2,496
[6]	Cargo Aircraft Management Inc.	4.750%	2/1/28	1,564	1,414
	Carrier Global Corp.	2.722%	2/15/30	21,000	18,133
	Carrier Global Corp.	5.900%	3/15/34	2,570	2,626
[7]	Cellnex Telecom SA	1.875%	6/26/29	700	672
[6]	Chart Industries Inc.	7.500%	1/1/30	385	394
[6]	Chart Industries Inc.	9.500%	1/1/31	276	296
	CSX Corp.	2.400%	2/15/30	8,663	7,404
	CSX Corp.	4.100%	11/15/32	30,000	27,510
[6]	Daimler Truck Finance North America LLC	5.500%	9/20/33	21,530	21,175
	Deere & Co.	3.100%	4/15/30	2,000	1,787
	Delta Air Lines Inc.	2.900%	10/28/24	1,255	1,237
	Delta Air Lines Inc.	3.750%	10/28/29	1,429	1,288
	Dover Corp.	2.950%	11/4/29	3,000	2,650
	Eaton Corp.	4.150%	3/15/33	25,000	22,983
[6]	Embraer Netherlands Finance BV	7.000%	7/28/30	4,000	4,089
	Emerson Electric Co.	2.200%	12/21/31	16,775	13,696
[6]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	1,635	1,623
[6]	Esab Corp.	6.250%	4/15/29	135	135
	FedEx Corp.	3.100%	8/5/29	12,359	11,096
	FedEx Corp.	2.400%	5/15/31	32,544	26,899
[6]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	639	639
	GE Capital Funding LLC	4.550%	5/15/32	12,131	11,408
	General Dynamics Corp.	3.625%	4/1/30	13,207	12,122
[6]	Genesee & Wyoming Inc.	6.250%	4/15/32	1,010	1,004
[7]	Heathrow Funding Ltd.	1.125%	10/8/32	8,100	7,265
[7]	Heathrow Funding Ltd.	1.875%	3/14/36	4,500	3,931
[8]	Heathrow Funding Ltd.	4.625%	10/31/48	500	518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Honeywell International Inc.	3.375%	3/1/30	27,500	28,886
	Honeywell International Inc.	1.750%	9/1/31	19,142	15,141
	Honeywell International Inc.	4.950%	9/1/31	17,475	17,194
	Honeywell International Inc.	5.000%	2/15/33	42,975	42,158
	Hubbell Inc.	2.300%	3/15/31	15,000	12,225
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	24,053	22,087
	Ingersoll Rand Inc.	5.700%	8/14/33	20,000	19,866
[7]	International Distributions Services plc	5.250%	9/14/28	300	325
	Jacobs Engineering Group Inc.	5.900%	3/1/33	11,580	11,406
	John Deere Capital Corp.	3.900%	6/7/32	9,640	8,784
	John Deere Capital Corp.	5.150%	9/8/33	9,640	9,531
	L3Harris Technologies Inc.	2.900%	12/15/29	17,831	15,549
	L3Harris Technologies Inc.	1.800%	1/15/31	14,540	11,496
	L3Harris Technologies Inc.	5.250%	6/1/31	35,290	34,375
	L3Harris Technologies Inc.	5.400%	7/31/33	52,985	51,605
	Lockheed Martin Corp.	1.850%	6/15/30	7,138	5,870
	Lockheed Martin Corp.	5.250%	1/15/33	13,340	13,321
	Lockheed Martin Corp.	4.800%	8/15/34	40,000	38,296
[11]	Lonsdale Finance Pty Ltd.	2.100%	10/15/27	32,000	18,483
[7]	Motability Operations Group plc	3.500%	7/17/31	7,200	7,573
[8]	Motability Operations Group plc	4.875%	1/17/43	1,800	2,075
	Norfolk Southern Corp.	2.550%	11/1/29	7,509	6,487
	Norfolk Southern Corp.	2.300%	5/15/31	10,000	8,217
	Northrop Grumman Corp.	4.400%	5/1/30	38,065	36,237
	Northrop Grumman Corp.	4.700%	3/15/33	25,740	24,388
	Northrop Grumman Corp.	4.900%	6/1/34	63,863	60,849
	Northrop Grumman Corp.	5.200%	6/1/54	10,000	9,192
	Otis Worldwide Corp.	2.565%	2/15/30	28,769	24,656
[11]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	22,860	14,395
[11]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	18,940	10,495
	Parker-Hannifin Corp.	3.250%	6/14/29	3,000	2,724
	Parker-Hannifin Corp.	4.500%	9/15/29	25,000	24,100
[11]	Qantas Airways Ltd.	4.750%	10/12/26	7,930	5,034
[11]	Qantas Airways Ltd.	3.150%	9/27/28	20,500	11,856
[11]	Qantas Airways Ltd.	2.950%	11/27/29	4,270	2,346
	Quanta Services Inc.	2.900%	10/1/30	8,400	7,188
	Quanta Services Inc.	2.350%	1/15/32	7,000	5,525
[6]	Regal Rexnord Corp.	6.400%	4/15/33	6,750	6,792
	Republic Services Inc.	1.450%	2/15/31	10,000	7,784
	Republic Services Inc.	1.750%	2/15/32	12,620	9,711
	Republic Services Inc.	5.000%	4/1/34	10,250	9,884
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	5,893
[6]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	745	674
[6]	Rolls-Royce plc	3.625%	10/14/25	392	378
	RTX Corp.	2.250%	7/1/30	38,811	32,389
	RTX Corp.	6.000%	3/15/31	50,000	51,277
	RTX Corp.	1.900%	9/1/31	47,566	37,307
	RTX Corp.	2.375%	3/15/32	15,351	12,276
	RTX Corp.	5.150%	2/27/33	51,088	49,596
	RTX Corp.	6.100%	3/15/34	10,000	10,343
	Ryder System Inc.	6.600%	12/1/33	39,914	41,890
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,109
	Southwest Airlines Co.	2.625%	2/10/30	39,303	33,326
[6]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,007	1,090
[6]	Spirit AeroSystems Inc.	9.750%	11/15/30	1,153	1,276
[6]	TopBuild Corp.	3.625%	3/15/29	628	564
[6]	TopBuild Corp.	4.125%	2/15/32	1,494	1,292
[6]	TransDigm Inc.	6.750%	8/15/28	745	748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	TransDigm Inc.	6.375%	3/1/29	1,486	1,477
[6]	TransDigm Inc.	6.875%	12/15/30	1,225	1,233
[6]	TransDigm Inc.	7.125%	12/1/31	1,638	1,671
[6]	TransDigm Inc.	6.625%	3/1/32	51	51
	Trimble Inc.	6.100%	3/15/33	5,500	5,580
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	3,930	3,120
[6]	Triumph Group Inc.	9.000%	3/15/28	885	916
	Union Pacific Corp.	2.400%	2/5/30	35,200	30,209
	Union Pacific Corp.	2.800%	2/14/32	13,000	10,969
[6]	United Airlines Inc.	4.375%	4/15/26	3,395	3,267
[6]	United Airlines Inc.	4.625%	4/15/29	7,772	7,167
	Waste Management Inc.	4.625%	2/15/30	22,000	21,316
	Waste Management Inc.	1.500%	3/15/31	37,356	29,338
	Waste Management Inc.	4.150%	4/15/32	10,000	9,282
	Waste Management Inc.	4.625%	2/15/33	4,856	4,618
[6]	WESCO Distribution Inc.	6.375%	3/15/29	1,245	1,238
[6]	WESCO Distribution Inc.	6.625%	3/15/32	1,000	995
[11]	WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	30,000	16,386
[6]	Williams Scotsman Inc.	7.375%	10/1/31	245	250
					1,618,774
Materials (2.6%)
[6]	Advanced Drainage Systems Inc.	6.375%	6/15/30	645	642
	Air Products and Chemicals Inc.	4.750%	2/8/31	15,320	14,853
	Air Products and Chemicals Inc.	4.850%	2/8/34	13,335	12,746
	Amcor Flexibles North America Inc.	2.690%	5/25/31	20,000	16,456
	ArcelorMittal SA	4.250%	7/16/29	10,000	9,396
[6]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	1,050	866
[6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	219	217
[7]	Arkema SA	4.250%	5/20/30	2,400	2,604
[6]	Arsenal AIC Parent LLC	8.000%	10/1/30	610	636
[6]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	2,342	1,486
[6]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	338	346
	Ball Corp.	2.875%	8/15/30	1,725	1,441
	Ball Corp.	3.125%	9/15/31	2,270	1,885
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	20,000	19,831
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	40,000	38,316
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	15,000	14,701
[6]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	2,801	2,795
	Braskem Netherlands Finance BV	5.875%	1/31/50	10,000	7,440
[6]	Canpack SA / Canpack US LLC	3.875%	11/15/29	5,823	5,107
	Celanese US Holdings LLC	6.550%	11/15/30	25,000	25,612
	Celanese US Holdings LLC	6.700%	11/15/33	15,000	15,491
[6]	Chemours Co.	4.625%	11/15/29	4,943	4,238
[6]	Cleveland-Cliffs Inc.	7.000%	3/15/32	1,675	1,636
[6]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	5,150	4,991
	Dow Chemical Co.	2.100%	11/15/30	44,000	36,110
	Dow Chemical Co.	6.300%	3/15/33	8,000	8,346
	Eastman Chemical Co.	5.750%	3/8/33	15,000	14,832
	Eastman Chemical Co.	5.625%	2/20/34	25,000	24,354
	Ecolab Inc.	1.300%	1/30/31	21,853	17,121
[6]	Element Solutions Inc.	3.875%	9/1/28	1,913	1,723
[6]	First Quantum Minerals Ltd.	9.375%	3/1/29	265	274
	FMC Corp.	3.450%	10/1/29	8,000	7,092
	FMC Corp.	5.650%	5/18/33	19,940	19,094
	Freeport-McMoRan Inc.	5.250%	9/1/29	22,881	22,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Freeport-McMoRan Inc.	4.250%	3/1/30	12,603	11,654
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,933	5,575
[6]	Georgia-Pacific LLC	2.300%	4/30/30	33,445	28,161
[6]	Graphic Packaging International LLC	3.500%	3/15/28	2,015	1,832
[6]	Graphic Packaging International LLC	3.750%	2/1/30	205	179
[6]	Hudbay Minerals Inc.	4.500%	4/1/26	4,465	4,323
[6]	Inversiones CMPC SA	6.125%	6/23/33	15,644	15,508
[6]	Inversiones CMPC SA	6.125%	2/26/34	7,800	7,670
[6]	Kaiser Aluminum Corp.	4.500%	6/1/31	1,298	1,137
[7]	Linde plc	1.625%	3/31/35	10,600	9,320
	LYB International Finance III LLC	2.250%	10/1/30	5,000	4,133
	LYB International Finance III LLC	5.625%	5/15/33	12,000	11,917
	LYB International Finance III LLC	5.500%	3/1/34	20,000	19,404
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,000	20,346
	Newmont Corp.	2.800%	10/1/29	32,675	28,659
	Newmont Corp.	2.250%	10/1/30	37,770	31,345
[6]	Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/34	34,440	33,604
[6]	NOVA Chemicals Corp.	8.500%	11/15/28	265	278
[6]	NOVA Chemicals Corp.	4.250%	5/15/29	460	388
[6]	NOVA Chemicals Corp.	9.000%	2/15/30	535	551
[6]	Novelis Corp.	4.750%	1/30/30	2,438	2,221
[6]	Novelis Corp.	3.875%	8/15/31	2,415	2,046
	Nucor Corp.	3.125%	4/1/32	15,620	13,312
	Nutrien Ltd.	2.950%	5/13/30	26,207	22,838
[6]	Olympus Water US Holding Corp.	4.250%	10/1/28	405	365
[6]	Olympus Water US Holding Corp.	9.750%	11/15/28	2,320	2,464
[6]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	435	436
	Packaging Corp. of America	3.000%	12/15/29	13,000	11,433
[6]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	1,635	1,507
	PPG Industries Inc.	2.800%	8/15/29	11,000	9,667
	PPG Industries Inc.	2.550%	6/15/30	9,435	8,052
	Rio Tinto Finance USA plc	5.000%	3/9/33	30,000	29,307
	RPM International Inc.	4.550%	3/1/29	11,250	10,697
	RPM International Inc.	2.950%	1/15/32	3,415	2,807
[6]	Sealed Air Corp.	5.000%	4/15/29	511	481
[6]	Sealed Air Corp./Sealed Air Corp. US	6.125%	2/1/28	233	230
[6]	Sealed Air Corp./Sealed Air Corp. US	7.250%	2/15/31	520	529
	Sherwin-Williams Co.	2.950%	8/15/29	12,106	10,728
	Sherwin-Williams Co.	2.300%	5/15/30	20,563	17,203
	Sherwin-Williams Co.	2.200%	3/15/32	8,193	6,497
[6]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	17,645	17,240
[6]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	14,055	13,643
[6]	SNF Group SACA	3.125%	3/15/27	1,093	1,006
[6]	SNF Group SACA	3.375%	3/15/30	2,925	2,516
[6]	Sociedad Quimica y Minera de Chile SA	6.500%	11/7/33	11,600	11,619
	Steel Dynamics Inc.	3.450%	4/15/30	27,891	24,987
	Steel Dynamics Inc.	3.250%	1/15/31	2,950	2,562
[6]	Summit Materials LLC / Summit Materials Finance Corp.	7.250%	1/15/31	305	313
	Vale Overseas Ltd.	3.750%	7/8/30	5,000	4,401
	Vale Overseas Ltd.	6.125%	6/12/33	18,350	17,986
[6]	WR Grace Holdings LLC	5.625%	8/15/29	418	375
[6]	WR Grace Holdings LLC	7.375%	3/1/31	340	345
					841,230
Real Estate (5.3%)
	Agree LP	2.900%	10/1/30	6,500	5,480
	Agree LP	4.800%	10/1/32	7,000	6,437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Agree LP	2.600%	6/15/33	6,435	4,900
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	27,005	23,300
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	20,060	19,251
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	12,881	11,129
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	12,233	9,324
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	5,000	3,671
	American Assets Trust LP	3.375%	2/1/31	11,292	9,031
	American Homes 4 Rent LP	2.375%	7/15/31	10,000	7,921
	American Homes 4 Rent LP	3.625%	4/15/32	5,000	4,276
	American Homes 4 Rent LP	5.500%	2/1/34	10,000	9,648
	American Tower Corp.	3.800%	8/15/29	41,188	37,669
	American Tower Corp.	2.900%	1/15/30	25,100	21,652
	American Tower Corp.	2.100%	6/15/30	14,909	12,146
	American Tower Corp.	2.700%	4/15/31	20,000	16,531
	American Tower Corp.	2.300%	9/15/31	10,000	7,949
	American Tower Corp.	5.550%	7/15/33	15,000	14,677
[7]	Aroundtown SA	1.625%	1/31/28	300	272
[7]	Aroundtown SA	1.450%	7/9/28	1,400	1,238
	AvalonBay Communities Inc.	3.300%	6/1/29	5,000	4,532
	AvalonBay Communities Inc.	2.300%	3/1/30	14,752	12,466
	AvalonBay Communities Inc.	2.450%	1/15/31	5,000	4,181
	AvalonBay Communities Inc.	5.000%	2/15/33	6,700	6,416
	AvalonBay Communities Inc.	5.300%	12/7/33	10,000	9,756
[7]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	13,100	13,160
[7]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	500	446
	Boston Properties LP	3.250%	1/30/31	29,185	24,262
	Boston Properties LP	2.550%	4/1/32	17,155	13,132
	Boston Properties LP	2.450%	10/1/33	3,000	2,175
	Boston Properties LP	6.500%	1/15/34	24,000	23,987
	Brandywine Operating Partnership LP	8.875%	4/12/29	150	154
	Brixmor Operating Partnership LP	4.125%	5/15/29	8,000	7,396
	Brixmor Operating Partnership LP	4.050%	7/1/30	16,218	14,695
	Brixmor Operating Partnership LP	2.500%	8/16/31	20,000	16,002
	Brixmor Operating Partnership LP	5.500%	2/15/34	18,000	17,149
	Camden Property Trust	4.900%	1/15/34	10,000	9,404
	Corporate Office Properties LP	2.750%	4/15/31	12,226	9,838
	Crown Castle Inc.	3.100%	11/15/29	20,966	18,307
	Crown Castle Inc.	2.250%	1/15/31	13,715	11,029
	Crown Castle Inc.	2.100%	4/1/31	3,000	2,374
	CubeSmart LP	2.000%	2/15/31	26,804	21,033
[7]	Digital Dutch Finco BV	1.250%	2/1/31	4,100	3,566
[7]	Digital Dutch Finco BV	1.000%	1/15/32	2,400	2,008
	Digital Realty Trust LP	3.600%	7/1/29	29,880	27,067
	DOC DR LLC	2.625%	11/1/31	20,000	16,101
	Equinix Inc.	3.200%	11/18/29	13,614	12,005
	Equinix Inc.	2.150%	7/15/30	10,000	8,152
	Equinix Inc.	2.500%	5/15/31	10,000	8,153
	Equinix Inc.	3.900%	4/15/32	8,740	7,719
	ERP Operating LP	3.000%	7/1/29	7,000	6,254
	ERP Operating LP	2.500%	2/15/30	11,000	9,411
	ERP Operating LP	1.850%	8/1/31	1,251	991
	Essential Properties LP	2.950%	7/15/31	20,000	15,866
	Essex Portfolio LP	3.000%	1/15/30	10,000	8,664
	Essex Portfolio LP	1.650%	1/15/31	7,533	5,821
	Essex Portfolio LP	2.550%	6/15/31	1,900	1,539
	Extra Space Storage LP	4.000%	6/15/29	10,100	9,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Extra Space Storage LP	5.500%	7/1/30	7,590	7,489
	Extra Space Storage LP	2.200%	10/15/30	7,000	5,643
	Extra Space Storage LP	5.900%	1/15/31	35,540	35,698
	Extra Space Storage LP	2.550%	6/1/31	20,485	16,593
	Extra Space Storage LP	2.400%	10/15/31	13,000	10,330
	Extra Space Storage LP	2.350%	3/15/32	39,196	30,604
	Extra Space Storage LP	5.400%	2/1/34	25,000	23,937
	Federal Realty OP LP	3.200%	6/15/29	10,000	8,880
	Federal Realty OP LP	3.500%	6/1/30	1,990	1,765
	Healthcare Realty Holdings LP	3.100%	2/15/30	501	427
	Healthcare Realty Holdings LP	2.400%	3/15/30	1,000	798
	Healthcare Realty Holdings LP	2.000%	3/15/31	28,349	21,887
	Healthpeak OP LLC	3.500%	7/15/29	10,243	9,292
	Healthpeak OP LLC	3.000%	1/15/30	14,900	12,926
	Healthpeak OP LLC	2.875%	1/15/31	18,507	15,528
	Healthpeak OP LLC	5.250%	12/15/32	25,355	24,381
[7]	Heimstaden Bostad Treasury BV	0.750%	9/6/29	200	156
	Highwoods Realty LP	4.200%	4/15/29	10,406	9,343
	Highwoods Realty LP	3.050%	2/15/30	18,362	15,170
	Highwoods Realty LP	2.600%	2/1/31	4,161	3,257
	Highwoods Realty LP	7.650%	2/1/34	56,348	59,199
	Host Hotels & Resorts LP	3.375%	12/15/29	3,252	2,838
	Host Hotels & Resorts LP	3.500%	9/15/30	16,023	13,901
	Host Hotels & Resorts LP	2.900%	12/15/31	16,025	13,012
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	4,000	3,090
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	10,000	8,899
	Kilroy Realty LP	4.250%	8/15/29	3,500	3,123
	Kilroy Realty LP	3.050%	2/15/30	31,759	26,393
	Kilroy Realty LP	2.500%	11/15/32	20,200	14,751
	Kilroy Realty LP	6.250%	1/15/36	16,220	15,235
	Kimco Realty OP LLC	2.700%	10/1/30	11,343	9,533
	Kimco Realty OP LLC	2.250%	12/1/31	10,000	7,818
	Kimco Realty OP LLC	3.200%	4/1/32	2,657	2,220
	Kite Realty Group LP	5.500%	3/1/34	15,000	14,313
	LXP Industrial Trust	2.375%	10/1/31	5,000	3,891
	Mid-America Apartments LP	2.750%	3/15/30	4,800	4,149
	Mid-America Apartments LP	1.700%	2/15/31	1,900	1,490
	Mid-America Apartments LP	5.000%	3/15/34	22,150	21,030
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	3,512	2,355
	NNN REIT Inc.	2.500%	4/15/30	13,948	11,703
	NNN REIT Inc.	5.600%	10/15/33	9,503	9,317
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	8,738
	Omega Healthcare Investors Inc.	3.375%	2/1/31	7,198	6,008
	Omega Healthcare Investors Inc.	3.250%	4/15/33	16,900	13,235
[6]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	6,610
[6]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	11,007
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	20,000	15,836
	Prologis LP	2.875%	11/15/29	5,000	4,414
	Prologis LP	2.250%	4/15/30	14,022	11,791
	Prologis LP	1.250%	10/15/30	10,000	7,787
	Prologis LP	1.750%	2/1/31	7,266	5,772
	Prologis LP	2.250%	1/15/32	9,320	7,430
	Prologis LP	4.625%	1/15/33	8,324	7,808
	Prologis LP	5.125%	1/15/34	15,000	14,488

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	5.000%	3/15/34	49,850	47,641
	Public Storage Operating Co.	2.300%	5/1/31	10,830	8,868
	Public Storage Operating Co.	2.250%	11/9/31	18,742	15,030
	Public Storage Operating Co.	5.100%	8/1/33	12,500	12,120
	Public Storage Operating Co.	5.350%	8/1/53	25,000	23,445
	Realty Income Corp.	3.250%	6/15/29	3,200	2,894
	Realty Income Corp.	4.000%	7/15/29	5,000	4,660
	Realty Income Corp.	3.100%	12/15/29	21,990	19,522
	Realty Income Corp.	3.400%	1/15/30	3,421	3,050
	Realty Income Corp.	4.850%	3/15/30	29,715	28,662
	Realty Income Corp.	3.250%	1/15/31	15,607	13,561
	Realty Income Corp.	2.700%	2/15/32	10,000	8,121
	Realty Income Corp.	5.625%	10/13/32	15,000	14,901
	Realty Income Corp.	5.125%	2/15/34	14,600	13,886
[7]	Realty Income Corp.	5.125%	7/6/34	4,400	4,998
	Regency Centers LP	2.950%	9/15/29	9,841	8,654
	Regency Centers LP	3.700%	6/15/30	27,008	24,304
	Regency Centers LP	5.250%	1/15/34	16,600	15,875
[11]	Region Retail Trust	5.550%	3/5/31	22,500	14,352
	Rexford Industrial Realty LP	2.125%	12/1/30	5,488	4,377
	Rexford Industrial Realty LP	2.150%	9/1/31	17,430	13,632
[6]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	575	564
	Sabra Health Care LP	3.200%	12/1/31	42,064	33,871
	SBA Communications Corp.	3.125%	2/1/29	1,845	1,607
	Simon Property Group LP	2.650%	7/15/30	17,630	15,047
	Simon Property Group LP	2.200%	2/1/31	5,999	4,856
	Simon Property Group LP	2.250%	1/15/32	10,000	7,939
	Store Capital LLC	2.750%	11/18/30	7,294	5,815
	Sun Communities Operating LP	2.700%	7/15/31	10,000	8,065
	Sun Communities Operating LP	4.200%	4/15/32	7,079	6,203
	Tanger Properties LP	2.750%	9/1/31	7,000	5,584
	UDR Inc.	3.200%	1/15/30	4,882	4,324
	UDR Inc.	3.000%	8/15/31	7,660	6,479
	UDR Inc.	2.100%	6/15/33	4,773	3,508
	Ventas Realty LP	4.750%	11/15/30	3,000	2,818
	Ventas Realty LP	2.500%	9/1/31	6,000	4,815
[7]	Vonovia SE	1.000%	6/16/33	10,300	8,194
	Welltower OP LLC	3.100%	1/15/30	16,145	14,189
	Welltower OP LLC	2.750%	1/15/32	7,000	5,713
	Welltower OP LLC	3.850%	6/15/32	11,104	9,775
[8]	Westfield America Management Ltd.	2.625%	3/30/29	2,537	2,724
	Weyerhaeuser Co.	4.000%	11/15/29	19,017	17,564
	WP Carey Inc.	2.450%	2/1/32	10,000	7,817
					1,714,352
Technology (5.6%)
	Analog Devices Inc.	2.100%	10/1/31	15,970	12,915
	Analog Devices Inc.	5.050%	4/1/34	21,750	21,345
[7]	Apple Inc.	1.375%	5/24/29	1,000	976
	Block Inc.	3.500%	6/1/31	285	241
[6]	Boost Newco Borrower LLC	7.500%	1/15/31	443	457
	Broadcom Inc.	5.000%	4/15/30	37,571	36,903
	Broadcom Inc.	4.150%	11/15/30	32,850	30,332
[6]	Broadcom Inc.	2.450%	2/15/31	79,537	65,374
[6]	Broadcom Inc.	4.150%	4/15/32	54,650	49,247
	Broadcom Inc.	4.300%	11/15/32	15,806	14,391
[6]	Broadcom Inc.	2.600%	2/15/33	15,000	11,799
[6]	Broadcom Inc.	3.419%	4/15/33	101,315	85,093
	Cisco Systems Inc.	4.950%	2/26/31	112,220	110,385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	5.050%	2/26/34	40,040	39,207
[6]	Cloud Software Group Inc.	6.500%	3/31/29	275	261
[6]	CommScope Inc.	7.125%	7/1/28	1,802	604
[5]	Cotiviti Corp.	7.625%	5/21/31	105	104
	Dell International LLC / EMC Corp.	5.300%	10/1/29	5,000	4,947
	Dell International LLC / EMC Corp.	6.200%	7/15/30	41,995	43,187
	Dell International LLC / EMC Corp.	5.750%	2/1/33	13,126	13,196
	Dell International LLC / EMC Corp.	5.400%	4/15/34	25,000	24,218
[6]	Entegris Inc.	4.750%	4/15/29	24,932	23,555
[6]	Entegris Inc.	5.950%	6/15/30	5,945	5,790
	Equifax Inc.	3.100%	5/15/30	27,000	23,514
	Equifax Inc.	2.350%	9/15/31	10,000	8,017
	Fiserv Inc.	3.500%	7/1/29	55,450	50,513
	Fiserv Inc.	2.650%	6/1/30	36,950	31,418
	Fiserv Inc.	5.350%	3/15/31	20,000	19,718
	Fiserv Inc.	5.625%	8/21/33	20,000	19,852
	Global Payments Inc.	3.200%	8/15/29	9,480	8,360
	Global Payments Inc.	2.900%	5/15/30	21,675	18,461
	Global Payments Inc.	2.900%	11/15/31	35,000	28,744
	Global Payments Inc.	5.400%	8/15/32	5,000	4,828
	HP Inc.	4.000%	4/15/29	3,990	3,728
	HP Inc.	3.400%	6/17/30	9,725	8,635
	HP Inc.	2.650%	6/17/31	35,381	29,153
	HP Inc.	5.500%	1/15/33	13,650	13,443
[6]	Imola Merger Corp.	4.750%	5/15/29	2,324	2,140
	Intel Corp.	2.450%	11/15/29	58,413	50,464
	Intel Corp.	5.125%	2/10/30	48,840	48,357
	Intel Corp.	3.900%	3/25/30	6,363	5,878
	Intel Corp.	5.000%	2/21/31	15,000	14,641
	Intel Corp.	2.000%	8/12/31	9,300	7,394
	Intel Corp.	4.150%	8/5/32	10,200	9,309
	Intel Corp.	5.200%	2/10/33	27,290	26,641
	Intuit Inc.	5.200%	9/15/33	35,000	34,552
	Juniper Networks Inc.	3.750%	8/15/29	9,827	8,965
	Juniper Networks Inc.	2.000%	12/10/30	15,554	12,247
	KLA Corp.	5.250%	7/15/62	5,000	4,632
	Kyndryl Holdings Inc.	6.350%	2/20/34	8,590	8,547
	Leidos Inc.	4.375%	5/15/30	5,000	4,622
	Leidos Inc.	5.750%	3/15/33	17,821	17,714
[6]	McAfee Corp.	7.375%	2/15/30	849	787
	Micron Technology Inc.	6.750%	11/1/29	12,000	12,615
	Micron Technology Inc.	5.300%	1/15/31	35,000	34,334
	Micron Technology Inc.	2.703%	4/15/32	34,354	27,801
	Micron Technology Inc.	5.875%	2/9/33	12,000	12,040
	Motorola Solutions Inc.	2.750%	5/24/31	25,000	20,769
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	15,000	14,151
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	41,815	37,117
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	30,000	24,491
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	10,000	8,086
	NXP BV / NXP Funding LLC / NXP USA Inc.	5.000%	1/15/33	69,030	65,446
	Oracle Corp.	6.150%	11/9/29	29,535	30,463
	Oracle Corp.	2.950%	4/1/30	26,231	22,786
	Oracle Corp.	4.650%	5/6/30	19,010	18,226
	Oracle Corp.	2.875%	3/25/31	57,257	48,423
	Oracle Corp.	6.250%	11/9/32	36,667	38,048
	PayPal Holdings Inc.	2.300%	6/1/30	17,000	14,358
	RELX Capital Inc.	3.000%	5/22/30	8,800	7,746
[6,9]	Rocket Software Inc.	9.000%	11/28/28	600	602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roper Technologies Inc.	2.000%	6/30/30	18,380	15,023
	S&P Global Inc.	2.500%	12/1/29	9,438	8,184
	S&P Global Inc.	1.250%	8/15/30	6,750	5,337
	S&P Global Inc.	2.900%	3/1/32	27,147	22,986
[6]	Seagate HDD Cayman	8.250%	12/15/29	450	477
[6]	Seagate HDD Cayman	8.500%	7/15/31	350	373
[6]	SS&C Technologies Inc.	5.500%	9/30/27	1,629	1,585
	Teledyne FLIR LLC	2.500%	8/1/30	14,900	12,402
	Teledyne Technologies Inc.	2.750%	4/1/31	22,767	18,958
	Texas Instruments Inc.	3.650%	8/16/32	13,635	12,205
	Texas Instruments Inc.	4.850%	2/8/34	24,900	24,144
[6]	UKG Inc.	6.875%	2/1/31	1,035	1,037
	Verisk Analytics Inc.	4.125%	3/15/29	17,755	16,731
	Verisk Analytics Inc.	5.750%	4/1/33	10,000	10,077
	VMware LLC	4.700%	5/15/30	40,665	38,581
	VMware LLC	2.200%	8/15/31	30,859	24,394
	Workday Inc.	3.700%	4/1/29	18,140	16,758
	Workday Inc.	3.800%	4/1/32	25,914	22,887
[6]	Xerox Holdings Corp.	8.875%	11/30/29	350	334
					1,809,776
Utilities (7.5%)
	AEP Texas Inc.	5.400%	6/1/33	20,330	19,579
	AEP Transmission Co. LLC	5.400%	3/15/53	14,820	13,857
[11]	AGI Finance Pty Ltd.	1.815%	11/23/28	3,390	1,858
[11]	AGI Finance Pty Ltd.	6.109%	6/28/30	22,180	14,533
	Alabama Power Co.	3.050%	3/15/32	3,300	2,808
	Alabama Power Co.	3.940%	9/1/32	24,000	21,682
	Alabama Power Co.	5.850%	11/15/33	10,000	10,201
	Ameren Corp.	3.500%	1/15/31	25,245	22,255
	Ameren Illinois Co.	1.550%	11/15/30	9,785	7,712
	Ameren Illinois Co.	3.850%	9/1/32	30,000	26,675
	Ameren Illinois Co.	4.950%	6/1/33	41,838	40,033
	American Water Capital Corp.	2.800%	5/1/30	4,000	3,452
	American Water Capital Corp.	4.450%	6/1/32	5,000	4,674
	Appalachian Power Co.	4.500%	8/1/32	22,030	20,016
	Atmos Energy Corp.	5.900%	11/15/33	10,760	11,044
[11]	AusNet Services Holdings Pty Ltd.	6.134%	5/31/33	5,000	3,264
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	24,742	22,547
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	23,079	17,941
[6]	Calpine Corp.	4.500%	2/15/28	2,595	2,424
[6]	Calpine Corp.	5.125%	3/15/28	1,333	1,263
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	8,208
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	12,002	10,128
	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	37,034	34,418
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	8,360	8,024
	CenterPoint Energy Inc.	2.950%	3/1/30	11,305	9,812
	CenterPoint Energy Inc.	2.650%	6/1/31	22,800	18,788
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	9,000	7,178
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,000	4,599
[6,13]	Chile Electricity Lux MPC Sarl	6.010%	1/20/33	17,734	17,662
[6]	Clearway Energy Operating LLC	4.750%	3/15/28	3,690	3,479
[6]	Clearway Energy Operating LLC	3.750%	1/15/32	149	123
[4]	Comision Federal de Electricidad	5.000%	9/29/36	6,354	5,503
	Commonwealth Edison Co.	3.150%	3/15/32	11,850	10,133
	Commonwealth Edison Co.	4.900%	2/1/33	14,705	14,127
	Connecticut Light and Power Co.	2.050%	7/1/31	3,000	2,396
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,000	9,002
	Consumers Energy Co.	3.600%	8/15/32	4,430	3,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	4.625%	5/15/33	5,000	4,695
	Consumers Energy Co.	4.200%	9/1/52	4,690	3,698
	Dominion Energy Inc.	3.375%	4/1/30	33,274	29,478
	Dominion Energy Inc.	2.250%	8/15/31	5,000	3,983
	Dominion Energy Inc.	4.350%	8/15/32	11,346	10,336
	Dominion Energy Inc.	6.300%	3/15/33	5,000	5,111
	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,291	8,277
	DTE Electric Co.	2.250%	3/1/30	30,694	25,943
	DTE Electric Co.	2.625%	3/1/31	11,500	9,688
	DTE Electric Co.	3.000%	3/1/32	12,237	10,330
	DTE Electric Co.	5.200%	4/1/33	15,000	14,739
	DTE Electric Co.	5.200%	3/1/34	20,000	19,451
	DTE Energy Co.	3.400%	6/15/29	25,883	23,261
	DTE Energy Co.	2.950%	3/1/30	18,783	16,174
	DTE Energy Co.	5.850%	6/1/34	20,000	19,909
	Duke Energy Carolinas LLC	2.450%	8/15/29	10,375	9,003
	Duke Energy Carolinas LLC	2.450%	2/1/30	25,081	21,471
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,190	6,036
	Duke Energy Carolinas LLC	2.850%	3/15/32	8,250	6,896
	Duke Energy Carolinas LLC	4.950%	1/15/33	19,547	18,811
	Duke Energy Carolinas LLC	4.850%	1/15/34	25,000	23,687
	Duke Energy Corp.	2.450%	6/1/30	16,000	13,471
[7]	Duke Energy Corp.	3.750%	4/1/31	6,100	6,376
	Duke Energy Corp.	2.550%	6/15/31	30,000	24,667
	Duke Energy Corp.	4.500%	8/15/32	39,000	35,923
	Duke Energy Florida LLC	2.500%	12/1/29	15,380	13,320
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	28,178
	Duke Energy Florida LLC	2.400%	12/15/31	10,000	8,151
	Duke Energy Florida LLC	5.875%	11/15/33	14,850	15,178
	Duke Energy Indiana LLC	5.250%	3/1/34	25,000	24,430
	Duke Energy Ohio Inc.	2.125%	6/1/30	11,650	9,626
	Duke Energy Ohio Inc.	5.250%	4/1/33	1,930	1,881
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	9,913
	Duke Energy Progress LLC	3.400%	4/1/32	15,000	12,999
	Duke Energy Progress LLC	5.250%	3/15/33	5,446	5,345
[6]	Electricite de France SA	5.700%	5/23/28	4,385	4,403
[6]	Electricite de France SA	4.500%	9/21/28	5,000	4,769
[6]	Electricite de France SA	6.250%	5/23/33	4,965	5,082
[7]	Enel Finance International NV	4.500%	2/20/43	2,700	2,877
[7]	Engie SA	3.875%	1/6/31	9,700	10,401
[6]	Engie SA	5.875%	4/10/54	5,000	4,767
	Entergy Arkansas LLC	5.150%	1/15/33	4,230	4,109
	Entergy Arkansas LLC	5.300%	9/15/33	15,000	14,603
	Entergy Corp.	2.800%	6/15/30	16,000	13,637
	Entergy Corp.	2.400%	6/15/31	23,559	19,043
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	3,952
	Entergy Louisiana LLC	2.350%	6/15/32	6,442	5,099
	Entergy Texas Inc.	1.750%	3/15/31	5,000	3,940
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	2,800	2,782
[7]	Eurogrid GmbH	3.722%	4/27/30	5,300	5,634
	Evergy Inc.	2.900%	9/15/29	25,674	22,493
	Eversource Energy	1.650%	8/15/30	16,165	12,679
	Eversource Energy	2.550%	3/15/31	8,610	7,024
	Eversource Energy	3.375%	3/1/32	25,000	21,076
	Exelon Corp.	4.050%	4/15/30	49,530	45,725
	Exelon Corp.	3.350%	3/15/32	33,000	28,248
	Exelon Corp.	5.450%	3/15/34	15,000	14,587
	FirstEnergy Corp.	2.650%	3/1/30	20,526	17,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FirstEnergy Corp.	2.250%	9/1/30	7,896	6,396
	Florida Power & Light Co.	2.450%	2/3/32	22,500	18,390
	Georgia Power Co.	4.700%	5/15/32	24,199	22,901
	Georgia Power Co.	4.950%	5/17/33	59,290	56,455
[7]	Iberdrola Finanzas SA	3.625%	7/13/33	7,400	7,871
	Idaho Power Co.	5.500%	3/15/53	5,000	4,665
[6]	ITC Holdings Corp.	2.950%	5/14/30	10,000	8,601
[6]	ITC Holdings Corp.	5.400%	6/1/33	17,360	16,835
	Kentucky Utilities Co.	5.450%	4/15/33	7,370	7,320
	Louisville Gas and Electric Co.	5.450%	4/15/33	5,900	5,841
	National Grid plc	5.809%	6/12/33	23,970	23,759
	National Grid plc	5.418%	1/11/34	24,400	23,476
[7]	National Grid plc	3.245%	3/30/34	11,400	11,321
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	9,250	9,371
	Nevada Power Co.	2.400%	5/1/30	11,640	9,797
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	25,000	21,812
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	30,000	24,912
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	15,850	12,742
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	5,630	5,417
[6]	NextEra Energy Operating Partners LP	4.250%	7/15/24	175	174
	Nisource Inc.	5.400%	6/30/33	5,500	5,354
	NiSource Inc.	2.950%	9/1/29	5,136	4,537
	NRG Energy Inc.	6.625%	1/15/27	471	470
	NSTAR Electric Co.	3.950%	4/1/30	6,616	6,100
	NSTAR Electric Co.	1.950%	8/15/31	850	668
[11]	NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	10,000	5,619
[11]	NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	30,000	15,855
	Ohio Power Co.	1.625%	1/15/31	18,491	14,371
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	3,000	3,278
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	17,000	15,948
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,000	3,334
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	30,000	30,152
	Pacific Gas and Electric Co.	4.550%	7/1/30	15,000	13,926
	Pacific Gas and Electric Co.	2.500%	2/1/31	67,175	54,486
	Pacific Gas and Electric Co.	3.250%	6/1/31	20,357	17,203
	Pacific Gas and Electric Co.	5.900%	6/15/32	7,000	6,913
	Pacific Gas and Electric Co.	6.150%	1/15/33	5,220	5,228
	Pacific Gas and Electric Co.	6.950%	3/15/34	34,056	36,023
	Pacific Gas and Electric Co.	5.800%	5/15/34	22,550	22,023
	PacifiCorp	3.500%	6/15/29	16,425	14,921
	PacifiCorp	2.700%	9/15/30	13,815	11,670
	PacifiCorp	5.300%	2/15/31	20,000	19,506
	PacifiCorp	5.450%	2/15/34	20,090	19,297
	PECO Energy Co.	4.900%	6/15/33	15,000	14,474
	PECO Energy Co.	4.375%	8/15/52	5,000	4,070
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.000%	6/30/30	4,500	3,818
[7]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	12,164
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	10,000	9,096
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	5,000	4,105
	PPL Electric Utilities Corp.	5.000%	5/15/33	10,000	9,666
	Progress Energy Inc.	7.750%	3/1/31	3,339	3,718
	Public Service Co. of Colorado	1.900%	1/15/31	300	240
	Public Service Co. of Colorado	5.350%	5/15/34	13,890	13,554
	Public Service Co. of Colorado	5.750%	5/15/54	6,670	6,469
	Public Service Co. of Oklahoma	5.250%	1/15/33	10,290	9,896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Electric and Gas Co.	3.200%	5/15/29	7,458	6,752
	Public Service Electric and Gas Co.	2.450%	1/15/30	10,900	9,299
	Public Service Electric and Gas Co.	1.900%	8/15/31	10,044	7,980
	Public Service Electric and Gas Co.	4.900%	12/15/32	15,000	14,441
	Public Service Electric and Gas Co.	5.200%	3/1/34	15,000	14,677
	Public Service Enterprise Group Inc.	1.600%	8/15/30	53,551	42,221
	Public Service Enterprise Group Inc.	2.450%	11/15/31	10,000	8,051
	Public Service Enterprise Group Inc.	6.125%	10/15/33	5,000	5,090
	Public Service Enterprise Group Inc.	5.450%	4/1/34	30,000	29,183
	San Diego Gas & Electric Co.	5.550%	4/15/54	9,160	8,747
	Sempra	5.500%	8/1/33	8,000	7,774
[7]	Severn Trent Utilities Finance plc	4.000%	3/5/34	3,200	3,353
[8]	Severn Trent Utilities Finance plc	5.250%	4/4/36	1,622	1,948
	Southern California Edison Co.	2.250%	6/1/30	20,000	16,612
	Southern California Edison Co.	2.500%	6/1/31	8,000	6,547
	Southern California Edison Co.	2.750%	2/1/32	7,000	5,729
	Southern California Edison Co.	5.200%	6/1/34	28,160	26,897
	Southern California Gas Co.	2.550%	2/1/30	5,790	4,953
	Southern Co.	3.700%	4/30/30	2,415	2,187
	Southern Co.	5.700%	10/15/32	11,788	11,823
	Southern Co.	5.200%	6/15/33	12,023	11,581
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,833	8,593
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	20,000	20,094
	Southwestern Electric Power Co.	5.300%	4/1/33	15,000	14,276
	Union Electric Co.	2.950%	3/15/30	18,000	15,710
	Union Electric Co.	5.200%	4/1/34	12,500	12,119
[7]	United Utilities Water Finance plc	3.750%	5/23/34	5,300	5,458
	Virginia Electric and Power Co.	2.300%	11/15/31	10,000	8,046
	Virginia Electric and Power Co.	2.400%	3/30/32	8,000	6,435
	Virginia Electric and Power Co.	5.000%	4/1/33	14,810	14,118
	Virginia Electric and Power Co.	5.300%	8/15/33	25,000	24,324
	Virginia Electric and Power Co.	5.000%	1/15/34	19,800	18,839
	Virginia Electric and Power Co.	4.600%	12/1/48	5,176	4,273
[6]	Vistra Operations Co. LLC	5.500%	9/1/26	2,379	2,322
[6]	Vistra Operations Co. LLC	5.625%	2/15/27	1,899	1,847
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	995	947
[6]	Vistra Operations Co. LLC	7.750%	10/15/31	280	288
[6]	Vistra Operations Co. LLC	6.875%	4/15/32	500	498
	WEC Energy Group Inc.	1.800%	10/15/30	17,178	13,723
	Xcel Energy Inc.	2.600%	12/1/29	5,000	4,287
	Xcel Energy Inc.	3.400%	6/1/30	10,000	8,798
	Xcel Energy Inc.	2.350%	11/15/31	21,000	16,536
	Xcel Energy Inc.	4.600%	6/1/32	12,000	11,009
	Xcel Energy Inc.	5.450%	8/15/33	10,000	9,663
					2,394,225
Total Corporate Bonds (Cost $29,652,336)					27,766,329
Floating Rate Loan Interests (0.1%)
[5]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.336%	4/20/28	3,531	3,670
[5]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	8.669%	5/10/27	484	481
[5]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.909%	3/30/29	426	425
[5]	Cotiviti Corp. Term Loan, TSFR1M + 3.250%	8.563%	5/21/31	325	326
[5]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.430%	8/2/27	133	134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Endo Luxembourg Finance Co. Sarl Term Loan B, TSFR3M + 4.500%	9.793%	4/9/31	745	742
[5]	First Student Bidco Inc. Term Loan B, TSFR3M + 4.000%	9.402%	7/21/28	2,812	2,814
[5]	HUB International Ltd. Term Loan B, TSFR3M + 3.250%	8.567%	6/20/30	200	201
[5]	McAfee LLC Term Loan B, TSFR1M + 3.750%	9.177%	3/1/29	1,056	1,056
[5]	Medline Borrower LP Term Loan B, TSFR1M + 2.750%	8.068%	10/23/28	1,515	1,517
[5]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 2.000%	7.320%	1/25/31	115	115
[5]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 2.000%	7.564%	11/5/28	11,145	11,169
[5]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.075%	10/20/27	65	67
[5]	SS&C Technologies Inc. Term Loan B-6, TSFR1M + 2.250%	7.666%	3/22/29	391	391
[5]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	7.666%	3/22/29	923	924
[5]	Wyndham Hotels & Resorts Inc. Term Loan B, TSFR1M + 2.250%	7.666%	5/24/30	1,423	1,426
Total Floating Rate Loan Interests (Cost $25,081)					25,458
Sovereign Bonds (2.6%)
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	626	590
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,234	7,332
	Dominican Republic	5.500%	2/22/29	23,398	22,290
	Export-Import Bank of India	3.250%	1/15/30	15,050	13,235
	Government of Bermuda	4.750%	2/15/29	18,860	18,061
	Government of Bermuda	5.000%	7/15/32	17,180	16,240
[7]	Republic of Bulgaria	4.375%	5/13/31	9,991	11,101
	Republic of Colombia	3.125%	4/15/31	57,940	44,716
[4]	Republic of Guatemala	4.900%	6/1/30	15,400	14,343
[7]	Republic of Hungary	5.000%	2/22/27	9,000	9,867
[7]	Republic of Korea	0.000%	10/15/26	9,000	8,784
	Republic of Panama	8.125%	4/28/34	9,236	9,785
[4]	Republic of Panama	4.500%	4/16/50	350	225
[4]	Republic of Panama	3.870%	7/23/60	24,875	13,676
	Republic of Peru	2.844%	6/20/30	30,876	26,277
	Republic of Peru	2.783%	1/23/31	139,746	116,251
	Republic of Philippines	1.648%	6/10/31	36,300	28,217
	Republic of South Africa	4.850%	9/30/29	32,855	29,252
	Republic of South Africa	5.750%	9/30/49	6,600	4,663
[7]	Romania	6.625%	9/27/29	9,450	10,821
[7]	Romania	1.750%	7/13/30	28,160	24,369
[6,7]	Romania	5.375%	3/22/31	38,070	40,376
[7]	Romania	2.750%	4/14/41	8,916	6,254
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	4,057	3,902
	Socialist Republic of Vietnam	4.800%	11/19/24	10,000	9,915
[7]	State of Israel	1.500%	1/16/29	36,640	34,387
	State of Israel	5.375%	3/12/29	32,380	31,613
[8]	United Kingdom Gilt	2.750%	9/7/24	8,959	11,120
	United Mexican States	4.500%	4/22/29	19,799	18,723
	United Mexican States	5.000%	5/7/29	51,870	50,041
	United Mexican States	2.659%	5/24/31	139,182	112,868
	United Mexican States	6.350%	2/9/35	60,687	60,435
	Uzbekneftegaz JSC	4.750%	11/16/28	18,889	15,828
Total Sovereign Bonds (Cost $863,996)					825,557

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.2%)
	Massachusetts School Building Authority Sales Tax Revenue		1.753%	8/15/30	25,540	21,644
[14]	New Jersey Economic Development Authority Appropriations Revenue		7.425%	2/15/29	10,675	11,281
	New York State Dormitory Authority Income Tax Revenue		5.289%	3/15/33	663	653
	New York State Urban Development Corp. Income Tax Revenue		3.900%	3/15/33	400	370
	New York Transportation Development Corp. Miscellaneous Revenue		4.248%	9/1/35	3,425	3,275
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue		5.594%	7/1/43	5,880	5,618
	Sonoma County CA Miscellaneous Revenue		6.000%	12/1/29	3,595	3,668
	State Board of Administration Finance Corp. Miscellaneous Revenue		2.154%	7/1/30	19,000	15,760
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue		5.102%	4/1/35	4,850	4,799
	University of California College & University Revenue		1.614%	5/15/30	5,025	4,131
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue		4.132%	5/15/32	8,000	7,466
Total Taxable Municipal Bonds (Cost $82,206)						78,665
					Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[15]	Vanguard Market Liquidity Fund (Cost $85,438)		5.394%		854,553	85,447
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.548% Annually	NGFP	6/26/24	3.548%	99,200	62
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	BANA	5/22/24	3.750%	168,200	1
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	BANA	5/22/24	3.750%	169,200	1
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.350% Annually	BANA	5/22/24	4.350%	168,200	23
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.350% Annually	BANA	5/22/24	4.350%	169,200	24
						111
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.353% Annually	NGFP	6/26/24	4.353%	148,800	1,676

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S41-V1, Credit Protection Purchased, Pays 1.000% Quarterly	BANA	5/15/24	0.575%	698,590	29
5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	7/17/24	0.550%	704,610	1,401
5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/24	0.550%	703,515	1,399
					4,505
Total Options Purchased (Cost $4,703)					4,616
Total Investments (99.2%) (Cost $33,867,167)					31,778,783
Other Assets and Liabilities—Net (0.8%)					260,555
Net Assets (100%)					32,039,338
Cost is in $000.
1	Securities with a value of $7,571,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $4,162,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $31,285,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $1,698,150,000, representing 5.3% of net assets.
7	Face amount denominated in euro.
8	Face amount denominated in British pounds.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2024.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in Australian dollars.
12	Non-income-producing security—security in default.
13	Guaranteed by the Republic of Chile.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
REIT—Real Estate Investment Trust.
SOFR—Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.950% Annually	BANA	5/22/24	3.950%	168,200	(3)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.950% Annually	BANA	5/22/24	3.950%	169,200	(3)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.150% Annually	BANA	5/22/24	4.150%	168,200	(8)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.150% Annually	BANA	5/22/24	4.150%	169,200	(9)
					(23)

Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.103% Annually	NGFP	6/26/24	4.103%	148,800	(3,360)
5-Year CDX-NA-IG-S42-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	7/17/24	0.750%	704,620	(365)
					(3,725)
Total Options Written (Premiums Received $828)					(3,748)
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	687	139,225	(150)
5-Year U.S. Treasury Note	June 2024	643	67,349	(149)
10-Year U.S. Treasury Note	June 2024	3,461	371,841	(3,213)
Euro-Schatz	June 2024	123	13,797	(69)
Ultra 10-Year U.S. Treasury Note	June 2024	7,604	838,103	(5,855)
				(9,436)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year Japanese Government Bond	June 2024	(271)	(248,293)	1,970
AUD 3-Year Treasury Bond	June 2024	(1,175)	(80,314)	1,055
AUD 10-Year Treasury Bond	June 2024	(911)	(66,409)	2,211
Euro-Bobl	June 2024	(940)	(116,799)	1,173
Euro-Bund	June 2024	(1,757)	(243,909)	3,686
Euro-Buxl	June 2024	(159)	(21,876)	736
Long Gilt	June 2024	(140)	(16,755)	267
Long U.S. Treasury Bond	June 2024	(656)	(74,661)	3,458
Ultra Long U.S. Treasury Bond	June 2024	(1,560)	(186,518)	12,123
				26,679
				17,243

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	6/6/24	AUD	7,202	USD	4,688	—	(17)
State Street Bank & Trust Co.	6/6/24	EUR	27,535	USD	29,555	—	(126)
JPMorgan Chase Bank, N.A.	6/6/24	EUR	11,589	USD	12,411	—	(25)
UBS AG	6/6/24	EUR	2,514	USD	2,689	—	(2)
BNP Paribas	6/6/24	JPY	156,007	USD	1,003	—	(8)
Barclays Bank plc	6/6/24	USD	183,928	AUD	284,544	—	(609)
State Street Bank & Trust Co.	6/6/24	USD	551,330	EUR	516,100	—	(279)
Barclays Bank plc	6/6/24	USD	8,232	EUR	7,689	15	—
State Street Bank & Trust Co.	6/6/24	USD	215	EUR	200	1	—
JPMorgan Chase Bank, N.A.	6/6/24	USD	34,480	GBP	27,820	—	(290)
Royal Bank of Canada	6/6/24	USD	2,142	GBP	1,722	—	(10)
Bank of America, N.A.	6/6/24	USD	3,073	JPY	472,741	58	—
						74	(1,366)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	1,630	1.000	10	4	6	—
American Express Co./A2	12/23/25	GSI	1,630	1.000	25	18	7	—
American International Group Inc./Baa2	12/23/25	GSI	1,630	1.000	21	7	14	—
Berkshire Hathaway Inc./Aa2	12/21/24	BARC	19,400	1.000	141	74	67	—
Berkshire Hathaway Inc./Aa2	12/21/24	JPMC	9,400	1.000	68	34	34	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	11	(3)	14	—
Chubb INA Holdings Inc./A3	12/23/25	GSI	1,630	1.000	25	20	5	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	23	16	7	—
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	24	13	11	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	22	16	6	—
Dow Chemical Co./Baa1	12/23/25	GSI	1,630	1.000	23	10	13	—
Enbridge Inc./Baa2	12/23/25	GSI	1,630	1.000	18	9	9	—
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	24	3	21	—
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	21	(1)	22	—
International Business Machines Corp./A3	12/23/25	GSI	1,630	1.000	23	16	7	—
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	25	13	12	—
Lincoln National Corp./Baa2	12/23/25	GSI	1,630	1.000	11	7	4	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	24	16	8	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	23	5	18	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	1,630	1.000	25	19	6	—
Metlife Inc./A3	6/21/24	BARC	24,300	1.000	57	1	56	—
Metlife Inc./A3	12/23/25	GSI	1,630	1.000	21	12	9	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	24	15	9	—
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	21	12	9	—
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	22	8	14	—
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	24	17	7	—
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	18	12	6	—
					774	373	401	—
Credit Protection Purchased
Bouygues SA	6/21/28	JPMC	23,300[2]	(1.000)	(738)	(403)	—	(335)
Republic of Panama	6/21/29	BANA	7,150	(1.000)	266	309	—	(43)
Standard Chartered plc	12/21/28	MSCS	3,200[2]	(1.000)	(64)	(20)	—	(44)
Unibail-Rodamco-Westfield SE	6/21/28	JPMC	3,300[2]	(1.000)	(20)	146	—	(166)
					(556)	32	—	(588)
					218	405	401	(588)
1	Periodic premium received/paid quarterly.
2	Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $2,592,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/31/29	N/A	1,318,352[1]	8.690[2]	(11.245)[3]	(3,198)	(3,198)
1	Notional amount denominated in Mexican peso.
2	Interest payment received/paid every 28 days.
3	Based on 28-day Mexican Interbank Rate (TIIE) as of the most recent reset date. Interest payment received/paid every 28 days.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system

(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
E. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,763,401	—	2,763,401
Asset-Backed/Commercial Mortgage-Backed Securities	—	229,310	—	229,310
Corporate Bonds	—	27,766,329	—	27,766,329
Floating Rate Loan Interests	—	25,458	—	25,458
Sovereign Bonds	—	825,557	—	825,557
Taxable Municipal Bonds	—	78,665	—	78,665
Temporary Cash Investments	85,447	—	—	85,447
Options Purchased	—	4,616	—	4,616
Total	85,447	31,693,336	—	31,778,783
Derivative Financial Instruments
Assets
Futures Contracts[1]	26,679	—	—	26,679
Forward Currency Contracts	—	74	—	74
Swap Contracts	—	401	—	401
Total	26,679	475	—	27,154
Liabilities
Options Written	—	3,748	—	3,748
Futures Contracts[1]	9,436	—	—	9,436
Forward Currency Contracts	—	1,366	—	1,366
Swap Contracts	3,198[1]	588	—	3,786
Total	12,634	5,702	—	18,336
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.